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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 3 of its series, Evergreen Limited Duration Fund, Evergreen Adjustable Rate Fund and Evergreen Short Intermediate Bond Fund, for the year ended 06/30/04. These 3 series have a 06/30 fiscal year end.

Date of reporting period: 06/30/04

Item 1 - Reports to Stockholders.

Evergreen Limited Duration Fund

Evergreen Limited Duration Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Limited Duration Fund, which covers the twelve-month period ended June 30, 2004.

Over the past twelve months, the fixed income markets faced a variety of challenges. Would the improving economy jeopardize performance in the bond market? Was deflation, or inflation, the primary concern of monetary policymakers? How much longer could the Fed remain accommodative? Given all these uncertainties, our research analysts and portfolio managers strove to position fixed income portfolios with appropriate decisions relative to credit quality, duration, and product.

The period began with tremendous volatility within the bond market. The Federal Reserve had previously commented on the possibility of deflation, driving market yields lower in anticipation of even more policy accommodation. Yet in statements to congressional banking committees last July, Fed Chairman Alan Greenspan projected economic growth in excess of 4% during 2004, causing yields to surge as the market attempted to divine the end of low interest rates. Indeed, the yield on the 10-year Treasury surged from a low of 3.1% to a high of 4.6% in just six weeks! The bond market began to stabilize, though, in the second half of 2003 as monetary policymakers made a concerted effort in clarifying their intentions. In a series of missives and speeches, Fed officials repeated their mantra that monetary policy would remain accommodative for a "considerable period."

1

LETTER TO SHAREHOLDERS continued

Perhaps buoyed by the success of these efforts, the Fed continued on its campaign of clarity in 2004. As economic growth strengthened, central bankers altered their stance to claim that they would remain "patient" in their policy accommodation. Yet heightened geopolitical tensions caused a surge of buying during the first quarter, and the yield on the 10-year Treasury once again fell to the 3.75% range. This move was compounded by weakness in the U.S. dollar, which resulted in huge purchases of Treasuries by Asian central banks, seeking to support our currency and by extension, their export-driven economies. This drop in market yields once again proved temporary, though, as traditional signs of sustainable economic growth emerged. Surprisingly strong gains in monthly payrolls and significantly higher gasoline prices increased concerns about inflation, and the 10-year approached 5.0% before settling in the 4.5% range at the end of the period. With little surprise, the Fed finally raised its target for the federal funds rate by 25 basis points at the end of June, and stated that they would remain "measured" in their removal of policy accommodation.

Throughout this period, our fixed income teams attempted to navigate the environment while remaining true to their investment mandates. Our portfolio managers adopted defensive postures in anticipation of higher interest rates, seeking better quality product while altering durations in an effort to limit the potential for principal erosion. In addition, many of our mortgage portfolios performed well, as prepayment risk diminished with the increase in interest rates. Our teams also pursued opportunities within the spread sectors, finding corporate bonds with solid balance sheets and strong earnings potential. Some of these opportunities arose in the lower rated and below investment grade categories, while other portfolio contributions were enhanced by exposure to several foreign currency bonds.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

David K. Fowley, CFA
Customized Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Nasdaq symbol	ESDAX	ESDBX	ESDCX	ESDIX	ESDSX

Average annual return*

1 year with sales charge	-2.90%	-5.34%	-1.45%	N/A	N/A

1 year w/o sales charge	0.34%	-0.47%	-0.47%	0.53%	0.27%

5 year	4.33%	4.28%	4.61%	5.09%	4.82%

10 year	5.08%	5.23%	5.23%	5.47%	5.22%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS shares are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Limited Duration Fund Class A shares, versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 0.34% for the twelve-month period ended June 30, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI), returned 0.77%.

The fiscal year ended June 30, 2004 saw steadily increasing signs that the economy was expanding. Over the full twelve months, market interest rates trended up, hurting the relative performance of Treasuries and other high-grade securities. Corporate bonds provided superior relative performance, with lower-rated BBB and below-investment grade securities outperforming higher quality corporates, Treasuries and mortgages.

The fund's performance was in line with that of its benchmark, LBI-3GCI. The fund's overweight positions in corporate bonds throughout the year helped performance. In particular, 2% of the fund was invested in a closed-end high yield bond fund and several individual cross-over credits (BBB/BB ratings) were added to the portfolio. In the corporate bond sector, these segments provided the best relative performance during a year in which credit quality generally improved.

During the first six months of the fiscal year, the portfolio was underweighted in securities with maturities of three-to-five years, emphasizing two-to-three year maturities. This helped performance as yields of three-to-five year maturities increased, undermining the values of securities. In the first quarter of 2004, we increased duration and also added foreign currency bonds. The fund's longer duration added to performance, as the yields of three-to-five year maturities fell and prices rose. In the final quarter of the fiscal year, we began moving to a more bar-belled duration strategy, with emphasis on securities in the short and the long end of the fund's investment universe. Corporate bonds continued to be emphasized, as did mortgage-backed securities.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS A	2004	2003	2002[1]
Net asset value, beginning of period	$10.49	$10.45	$10.35
Income from investment operations
Net investment income	0.25	0.37	0.11
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.22	0.05	0.10[2]
Total from investment operations	0.03	0.42	0.21
Distributions to shareholders from
Net investment income	-0.26	-0.38	-0.11
Net realized gains	-0.04	0	0
Total distributions to shareholders	-0.30	-0.38	-0.11
Net asset value, end of period	$10.22	$10.49	$10.45
Total return[3]	0.34%	4.07%	2.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,054	$6,440	$1,195
Ratios to average net assets
Expenses[4]	0.60%	0.51%	0.43%[5]
Net investment income	2.44%	3.30%	4.61%[5]
Portfolio turnover rate	125%	147%	44%

[1]   For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS B	2004	2003	2002[1]
Net asset value, beginning of period	$10.49	$10.45	$10.35
Income from investment operations
Net investment income	0.17	0.28	0.09
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.22	0.05	0.10[2]
Total from investment operations	-0.05	0.33	0.19
Distributions to shareholders from
Net investment income	-0.18	-0.29	-0.09
Net realized gains	-0.04	0	0
Total distributions to shareholders	-0.22	-0.29	-0.09
Net asset value, end of period	$10.22	$10.49	$10.45
Total return[3]	-0.47%	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$8,423	$8,747	$479
Ratios to average net assets
Expenses[4]	1.41%	1.40%	1.33%[5]
Net investment income	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	125%	147%	44%

[1]   For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS C	2004	2003	2002[1]
Net asset value, beginning of period	$10.49	$10.45	$10.35
Income from investment operations
Net investment income	0.17	0.28	0.09
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.22	0.05	0.10[2]
Total from investment operations	-0.05	0.33	0.19
Distributions to shareholders from
Net investment income	-0.18	-0.29	-0.09
Net realized gains	-0.04	0	0
Total distributions to shareholders	-0.22	-0.29	-0.09
Net asset value, end of period	$10.22	$10.49	$10.45
Total return[3]	-0.47%	3.17%	1.82%
Ratios and supplemental data
Net assets, end of period (thousands)	$19,121	$27,444	$2,272
Ratios to average net assets
Expenses[4]	1.41%	1.40%	1.33%[5]
Net investment income	1.61%	2.39%	3.72%[5]
Portfolio turnover rate	125%	147%	44%

[1]   For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

[2]   The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS I	2004	2003	2002[1,2]	2001[2]	2000	1999
Net asset value, beginning of period	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52
Income from investment operations
Net investment income	0.27	0.37	0.49	0.62	0.67	0.60
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.22	0.06	-0.20	0.42	-0.04	-0.29
Total from investment operations	0.05	0.43	0.29	1.04	0.63	0.31
Distributions to shareholders from
Net investment income	-0.28	-0.39	-0.39	-0.67	-0.66	-0.60
Net realized gains	-0.04	0	0	0	0	-0.02
Total distributions to shareholders	-0.32	-0.39	-0.39	-0.67	-0.66	-0.62
Net asset value, end of period	$10.22	$10.49	$10.45	$10.55	$10.18	$10.21
Total return	0.53%	4.20%	2.82%	10.51%	6.42%	3.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$403,182	$445,835	$513,905	$331,219	$282,827	$312,157
Ratios to average net assets
Expenses[3]	0.41%	0.39%	0.33%[4]	0.27%	0.30%	0.31%
Net investment income	2.61%	3.57%	4.71%[4]	6.06%	6.61%	5.88%
Portfolio turnover rate	125%	147%	44%	116%	62%	147%

[1]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS IS	2004[1]	2003	2002[1,2]	2001[1]	2000	1999
Net asset value, beginning of period	$10.49	$10.45	$10.55	$10.18	$10.21	$10.52
Income from investment operations
Net investment income	0.25	0.35	0.47	0.59	0.64	0.58
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	-0.22	0.05	-0.20	0.42	-0.03	-0.29
Total from investment operations	0.03	0.40	0.27	1.01	0.61	0.29
Distributions to shareholders from
Net investment income	-0.26	-0.36	-0.37	-0.64	-0.64	-0.58
Net realized gains	-0.04	0	0	0	0	-0.02
Total distributions to shareholders	-0.30	-0.36	-0.37	-0.64	-0.64	-0.60
Net asset value, end of period	$10.22	$10.49	$10.45	$10.55	$10.18	$10.21
Total return	0.27%	3.94%	2.63%	10.24%	6.15%	2.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$21,040	$36,522	$32,724	$29,418	$9,148	$1,629
Ratios to average net assets
Expenses[3]	0.66%	0.65%	0.57%[4]	0.52%	0.54%	0.56%
Net investment income	2.36%	3.31%	4.47%[4]	5.76%	6.45%	5.67%
Portfolio turnover rate	125%	147%	44%	116%	62%	147%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

June 30, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 5.7%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	$ 5,000,000	$ 5,113,554
Capital One Master Trust, Ser. 2001-3, Class A, 5.45%, 03/16/2009	5,000,000	5,181,560
Chase Credit Card Owner Trust, Ser. 2001-B, Class A4, 3.80%, 05/15/2008	3,630,672	3,670,963
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	4,875,000	5,187,847
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.43%, 06/25/2024	1,379,132	1,399,516
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	2,574,233	2,659,522
Residential Funding Mtge. Securities, Ser. 2001-RS1, Class AI4, 7.01%, 03/25/2031	2,952,068	3,018,950
Total Asset-Backed Securities (cost $26,773,698)		26,231,912
COLLATERALIZED MORTGAGE OBLIGATIONS 10.5%
Banc America, Inc., Ser. 2001-7WTA, Class E, 1.92%, 01/27/2006 144A (h)	3,500,000	3,284,258
Bank America Mtge. Securities, Inc.:
Ser. 2002-E, Class A1, 6.62%, 05/20/2032	190,391	192,822
Ser. 2002-X1, Class A1, 3.63%, 10/11/2033 144A	1,592,293	1,600,038
Deutsche Mtge. & Asset Receiving Corp., Ser. 1998-C1, Class A1, 6.22%, 06/15/2031	86,458	87,028
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	434,738	450,341
Ser. H012, Class A2, 2.50%, 11/15/2008 (h)	9,112,781	8,954,256
GE Capital Mtge. Svcs., Inc., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	4,419,930	4,421,534
GNMA, Ser. 2003-22, Class A, 2.75%, 06/16/2021	6,609,578	6,490,887
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%, 06/14/2006 144A (h)	2,890,033	2,982,443
Midland Realty Acceptance Corp., Ser. 1996-C2, Class A2, 7.23%, 01/25/2029	2,416,440	2,572,175
Morgan Stanley Capital I, Inc., Ser. 1997-ALIC, Class B, 6.71%, 01/15/2006	1,774,546	1,800,169
PNC Mtge. Securities Corp.:
Ser. 1998-12, Class CB1, 6.76%, 01/25/2029	1,173,563	1,223,405
Ser. 1999-1, Class CB2, 6.80%, 03/25/2029	2,416,651	2,465,870
Residential Funding Mtge. Securities, Ser. 1995-J4, Class 1, 6.36%, 05/28/2025 (h)	347,005	347,005
Salomon Brothers Mtge. Securities, Inc., Ser. 1999-AQ2, Class M1, 2.09%, 11/15/2029	4,000,000	4,039,839
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	3,500,000	3,368,191
Ser. 2004-AR5, Class A6, 3.87%, 06/25/2034	4,000,000	3,867,775
Total Collateralized Mortgage Obligations (cost $48,502,559)		48,148,036
CORPORATE BONDS 41.7%
CONSUMER DISCRETIONARY 6.4%
Auto Components 0.9%
Lear Corp., Ser. B, 7.96%, 05/15/2005 (p)	4,000,000	4,171,756
Household Durables 0.9%
Ryland Group, Inc., 8.00%, 08/15/2006	4,000,000	4,325,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 4.6%
Clear Channel Communications, Inc., 3.125%, 02/01/2007	$ 5,000,000	$ 4,896,590
Cox Communications, Inc., 6.875%, 06/15/2005	5,200,000	5,389,041
Liberty Media Corp., 3.50%, 09/25/2006	5,000,000	4,993,570
Time Warner, Inc., 8.18%, 08/15/2007 (p)	5,000,000	5,591,060
20,870,261
CONSUMER STAPLES 2.2%
Beverages 1.1%
Bottling Group LLC, 2.45%, 10/16/2006	5,000,000	4,926,290
Food Products 1.1%
Conagra Foods, Inc., 6.00%, 09/15/2006	5,000,000	5,263,680
FINANCIALS 20.0%
Capital Markets 3.0%
Credit Suisse First Boston, USA, Inc., 5.875%, 08/01/2006	4,000,000	4,207,900
Goldman Sachs Group, Inc., 2.85%, 10/27/2006 (p)	4,000,000	3,965,132
Morgan Stanley, 6.875%, 03/01/2007	5,000,000	5,428,725
13,601,757
Commercial Banks 1.4%
Regions Bank of Alabama, 2.90%, 12/15/2006	6,435,000	6,369,279
Consumer Finance 7.0%
Capital One Bank Co., 6.875%, 02/01/2006	5,000,000	5,275,690
Ford Motor Credit Co., 6.875%, 02/01/2006	4,000,000	4,197,152
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,234,552
John Deere Capital Corp., MTN, 3.125%, 12/15/2005 (p)	5,000,000	5,020,385
Reed Elsevier Capital, Inc., 6.125%, 08/01/2006	5,000,000	5,275,795
Sprint Capital Corp., 6.125%, 11/15/2008	5,600,000	5,891,883
31,895,457
Diversified Financial Services 2.7%
Daimler Chrysler North America Holding Co., 7.20%, 09/01/2009	4,000,000	4,358,924
General Motors Nova Scotia Finance, 6.85%, 10/15/2008	4,000,000	4,197,520
Household Finance Corp., 4.125%, 12/15/2008	4,000,000	3,946,832
12,503,276
Insurance 1.9%
American International Group, Inc., 2.875%, 05/15/2008	5,000,000	4,787,280
Genworth Financial, Inc., FRN, 1.67%, 06/15/2007	4,000,000	4,000,032
8,787,312
Real Estate 2.2%
EOP Operating, LP, 8.375%, 03/15/2006	5,370,000	5,813,734
Simon Property Group, Inc., LP, 5.375%, 08/28/2008 REIT	4,000,000	4,146,232
9,959,966
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.8%
Countrywide Home Loan, FRN, 1.80%, 06/02/2006	$ 4,000,000	$ 4,025,368
Washington Mutual, Inc., 5.625%, 01/15/2007	4,000,000	4,186,968
8,212,336
HEALTH CARE 2.2%
Health Care Providers & Services 2.2%
Humana, Inc., 7.25%, 08/01/2006	5,000,000	5,362,400
Manor Care, Inc., 7.50%, 06/15/2006	4,000,000	4,280,000
Quest Diagnostics, Inc., 6.75%, 07/12/2006 (p)	420,000	448,477
10,090,877
INDUSTRIALS 3.4%
Aerospace & Defense 1.2%
Goodrich Corp., 6.45%, 12/15/2007	5,000,000	5,398,590
Industrial Conglomerates 2.2%
Textron Financial Corp.:
2.69%, 10/03/2006	4,500,000	4,432,864
2.75%, 06/01/2006	430,000	426,531
Tyco International Group SA, 6.375%, 02/15/2006	5,000,000	5,251,545
10,110,940
INFORMATION TECHNOLOGY 0.8%
IT Services 0.8%
USA Interactive, 6.75%, 11/15/2005	3,500,000	3,638,418
MATERIALS 1.2%
Paper & Forest Products 1.2%
Weyerhaeuser Co., 6.00%, 08/01/2006	5,000,000	5,263,120
TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,672,415
UTILITIES 4.3%
Electric Utilities 1.6%
FirstEnegy Corp., Ser. A, 5.50%, 11/15/2006	4,000,000	4,140,376
Progress Energy, Inc., 6.75%, 03/01/2006	3,000,000	3,164,835
7,305,211
Multi-Utilities & Unregulated Power 2.7%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	3,119,991
Dominion Resources, Inc., 7.625%, 07/15/2005	5,000,000	5,253,760
Pacific Gas & Electric Corp., FRN, 1.81%, 04/03/2006	4,000,000	4,002,708
12,376,459
Total Corporate Bonds (cost $192,671,573)		190,742,400
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES 18.2%
FHLMC:
1.50%, 08/15/2005 (p)	$ 5,000,000	$ 4,954,655
2.375%, 04/15/2006 (p)	5,000,000	4,958,620
2.85%, 02/23/2007	8,000,000	7,903,096
3.25%, 05/15/2021	10,000,000	9,994,675
4.50%, 06/01/2009	6,800,000	6,890,844
6.50%, 07/01/2004	7,716	7,738
FNMA:
2.25%, 05/15/2006 (p)	21,500,000	21,240,710
2.625%, 11/15/2006 (p)	8,000,000	7,884,192
2.88%, 02/17/2009	5,000,000	4,973,350
4.00%, 09/02/2008 (p)	7,500,000	7,464,555
5.00%, 02/01/2019	4,613,252	4,630,377
6.25%, 07/19/2011	1,225,000	1,226,519
6.50%, 09/01/2005-08/01/2010	148,421	154,396
GNMA:
6.50%, 12/15/2008-10/15/2010	162,685	172,868
8.00%, 08/15/2007	887	937
8.50%, 06/20/2005-09/20/2005	17,340	17,746
9.00%, 03/20/2005-08/15/2022	195,089	218,842
14.00%, 02/15/2012-06/15/2012	409,101	478,690
Total Mortgage-Backed Securities (cost $84,133,112)		83,172,810
U.S. GOVERNMENT & AGENCY OBLIGATIONS 9.0%
FFCB, 2.125%, 08/15/2005	5,000,000	4,988,920
FHLB:
1.875%, 06/15/2006 (p)	23,000,000	22,545,428
2.50%, 12/15/2005 (p)	6,500,000	6,491,433
5.125%, 03/06/2006 (p)	7,000,000	7,269,031
Total U.S. Government & Agency Obligations (cost $41,975,460)		41,294,812
U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Notes:
1.50%, 07/31/2005 (p)	3,500,000	3,477,715
1.625%, 10/31/2005 (f)	25,000	24,785
1.75%, 12/31/2004 (f)	600,000	600,352
1.875%, 11/30/2005 (p)	5,000,000	4,966,995
2.00%, 08/31/2005 (p)	10,000,000	9,981,260
2.50%, 05/31/2006 (p)	10,000,000	9,969,540
2.625%, 11/15/2006 (p)	10,000,000	9,933,600
Total U.S. Treasury Obligations (cost $39,068,596)		38,954,247
YANKEE OBLIGATIONS-CORPORATE 3.2%
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
France Telecom SA, 7.20%, 03/01/2006	5,000,000	5,362,785
Telefonos De Mexico SA, 4.50%, 11/19/2008	4,000,000	3,903,000
Telus Corp., 7.50%, 06/01/2007	5,000,000	5,449,215
Total Yankee Obligations-Corporate (cost $14,887,047)		14,715,000
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Shares	Value

MUTUAL FUND SHARES 2.1%
PIMCO High Income Fund (cost $10,561,949)	701,000	$ 9,624,730

	Principal Amount	Value

SHORT-TERM INVESTMENTS 26.6%
COMMERCIAL PAPER 0.1%
SunTrust Bank, Inc., 1.00%, 08/24/2004	$ 200,000	199,987

	Shares	Value

MUTUAL FUND SHARES 26.5%
Navigator Prime Portfolio (pp)	121,460,731	121,460,731
Total Short-Term Investments (cost $121,660,718)		121,660,718
Total Investments (cost $580,234,712) 125.5%		574,544,665
Other Assets and Liabilities (25.5%)		(116,724,059)
Net Assets 100.0%		$ 457,820,606

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(f)	All or a portion of the principal amount of this security was pledged to cover initial margin requirements for open futures contracts.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

Assets
Investments in securities, at value (cost $580,234,712) including $119,291,384
of securities loaned	$ 574,544,665
Cash	432,538
Receivable for securities sold	9,719,650
Receivable for Fund shares sold	745,056
Interest receivable	3,964,867
Receivable for securities lending income	9,170
Prepaid expenses and other assets	7,878

Total assets	589,423,824

Liabilities
Dividends payable	769,023
Payable for securities purchased	7,896,290
Payable for Fund shares redeemed	1,254,686
Payable for securities on loan	121,460,731
Payable for daily variation margin on open futures contracts	157,500
Advisory fee payable	2,758
Distribution Plan expenses payable	428
Due to other related parties	1,496
Accrued expenses and other liabilities	60,306

Total liabilities	131,603,218

Net assets	$ 457,820,606

Net assets represented by
Paid-in capital	$ 462,438,792
Overdistributed net investment income	(368,978)
Accumulated net realized gains on securities, futures contracts and
foreign currency related transactions	1,713,117
Net unrealized losses on securities and futures contracts	(5,962,325)

Total net assets	$ 457,820,606

Net assets consists of
Class A	$ 6,053,510
Class B	8,423,289
Class C	19,121,305
Class I	403,182,002
Class IS	21,040,500

Total net assets	$ 457,820,606

Shares outstanding
Class A	592,278
Class B	824,104
Class C	1,870,740
Class I	39,447,313
Class IS	2,058,613

Net asset value per share
Class A	$ 10.22
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.56
Class B	$ 10.22
Class C	$ 10.22
Class I	$ 10.22
Class IS	$ 10.22

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended June 30, 2004

Investment income
Interest	$ 15,157,577

Expenses
Advisory fee	1,103,101
Distribution Plan expenses
Class A	20,704
Class B	89,385
Class C	238,878
Class IS	63,814
Administrative services fee	501,095
Transfer agent fees	112,910
Trustees' fees and expenses	7,199
Printing and postage expenses	42,827
Custodian and accounting fees	145,222
Registration and filing fees	100,384
Professional fees	22,573
Interest expense	1,017
Other	35,527

Total expenses	2,484,636
Less: Expense reductions	(4,269)
Expense reimbursements	(7,600)

Net expenses	2,472,767

Net investment income	12,684,810

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions
Net realized gains on:
Securities	1,174,399
Futures contracts	1,805,191
Foreign currency related transactions	4,130

Net realized gains on securities, futures contracts and foreign currency related transactions	2,983,720
Net change in unrealized gains or losses on securities and futures contracts	(12,792,449)

Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	(9,808,729)

Net increase in net assets resulting from operations	$ 2,876,081

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2004		2003

Operations
Net investment income		$ 12,684,810		$ 18,765,487
Net realized gains on securities, futures contracts and foreign currency related transactions		2,983,720		4,607,588
Net change in unrealized gains or losses on securities and futures contracts		(12,792,449)		(1,969,024)

Net increase in net assets resulting from operations		2,876,081		21,404,051

Distributions to shareholders from
Net investment income
Class A		(173,836)		(159,508)
Class B		(153,582)		(154,454)
Class C		(410,717)		(500,460)
Class I		(11,865,674)		(17,648,302)
Class IS		(635,954)		(1,311,282)
Net realized gains
Class A		(24,584)		0
Class B		(38,588)		0
Class C		(101,278)		0
Class I		(1,849,118)		0
Class IS		(107,329)		0

Total distributions to shareholders		(15,360,660)		(19,774,006)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,019,015	10,569,385	1,044,950	10,938,076
Class B	269,651	2,791,485	925,679	9,683,002
Class C	517,029	5,366,155	2,790,396	29,185,201
Class I	19,079,001	197,789,913	23,651,660	247,344,894
Class IS	968,829	10,058,203	2,415,462	25,268,775

		226,575,141		322,419,948

Net asset value of shares issued in reinvestment of distributions
Class A	12,883	133,391	11,709	122,517
Class B	12,364	127,907	10,769	112,644
Class C	33,242	343,959	35,499	371,340
Class I	375,498	3,885,945	362,292	3,790,504
Class IS	55,751	577,062	87,817	918,781

		5,068,264		5,315,786

Automatic conversion of Class B shares to Class A shares
Class A	9,609	99,719	6,141	64,157
Class B	(9,609)	(99,719)	(6,141)	(64,157)

		0		0

Payment for shares redeemed
Class A	(1,063,388)	(11,020,085)	(562,928)	(5,874,157)
Class B	(282,429)	(2,923,653)	(142,045)	(1,484,223)
Class C	(1,296,633)	(13,427,038)	(426,109)	(4,459,746)
Class I	(22,521,593)	(233,544,249)	(30,656,188)	(320,699,926)
Class IS	(2,448,733)	(25,410,654)	(2,150,576)	(22,435,723)

		(286,325,679)		(354,953,775)

Net decrease in net assets resulting from capital share transactions		(54,682,274)		(27,218,041)

Total decrease in net assets		(67,166,853)		(25,587,996)
Net assets
Beginning of period		524,987,459		550,575,455

End of period		$ 457,820,606		$ 524,987,459

Overdistributed net investment income		$ (368,978)		$ (789,225)

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Limited Duration Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A shares with investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

19

NOTES TO FINANCIAL STATEMENTS continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income

20

NOTES TO FINANCIAL STATEMENTS continued

tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and mortgage paydown gains and losses.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.22% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended June 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $7,600 which represents 0.11% of the average daily net assets of Class A shares. Total amounts subject to recoupment as of June 30, 2004 were $9,981.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2004, EIS received $497 from the sale of Class A shares, and $11,911 and $9,068 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

21

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 256,715,589	$ 353,383,663	$ 228,612,509	$ 393,548,870

At June 30, 2004, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at
Expiration	Contracts	Amount	June 30, 2004	Unrealized Loss

September 30, 2004	315 2-Year	$ 66,049,987	$ 66,322,265	$ 272,278
U.S. Treasury
Note Futures

During the year ended June 30, 2004, the Fund loaned securities to certain brokers. At June 30, 2004, the value of securities on loan and the value of collateral (including accrued interest) amounted to $119,291,384 and $121,460,731, respectively. During the year ended June 30, 2004, the Fund earned $155,256 in income from securities lending which is included in interest income on the Statement of Operations.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $580,234,712. The gross unrealized appreciation and depreciation on securities based on tax cost was $635,063 and $6,325,110, respectively, with a net unrealized depreciation of $5,690,047.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Undistributed
Ordinary	Long-term	Unrealized
Income	Capital Gain	Depreciation

$269,499	$1,341,360	$5,690,047

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to marked to market income on futures contracts. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

22

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended June 30,
	2004	2003

Ordinary Income	$ 13,925,205	$ 19,774,006
Long-term Capital Gain	1,435,455	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2004, the Fund had average borrowings outstanding of $64,020 at a rate of 1.59% and paid interest of $1,017.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

23

NOTES TO FINANCIAL STATEMENTS continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Limited Duration Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Limited Duration Fund, as of June 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 13, 2004

25

ADDITIONAL INFORMATION (unaudited)

Federal Tax Distributions

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,435,455 for the fiscal year ended June 30, 2004.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566903 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Adjustable Rate Fund

Evergreen Adjustable Rate Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Adjustable Rate Fund, which covers the twelve-month period ended June 30, 2004.

Over the past twelve months, the fixed income markets faced a variety of challenges. Would the improving economy jeopardize performance in the bond market? Was deflation, or inflation, the primary concern of monetary policymakers? How much longer could the Fed remain accommodative? Given all these uncertainties, our research analysts and portfolio managers strove to position fixed income portfolios with appropriate decisions relative to credit quality, duration, and product.

The period began with tremendous volatility within the bond market. The Federal Reserve had previously commented on the possibility of deflation, driving market yields lower in anticipation of even more policy accommodation. Yet in statements to congressional banking committees last July, Fed Chairman Alan Greenspan projected economic growth in excess of 4% during 2004, causing yields to surge as the market attempted to divine the end of low interest rates. Indeed, the yield on the 10-year Treasury surged from a low of 3.1% to a high of 4.6% in just six weeks! The bond market began to stabilize, though, in the second half of 2003 as monetary policymakers made a concerted effort in clarifying their intentions. In a series of missives and speeches, Fed officials repeated their mantra that monetary policy would remain accommodative for a "considerable period."

LETTER TO SHAREHOLDERS continued

Perhaps buoyed by the success of these efforts, the Fed continued on its campaign of clarity in 2004. As economic growth strengthened, central bankers altered their stance to claim that they would remain "patient" in their policy accommodation. Yet heightened geopolitical tensions caused a surge of buying during the first quarter, and the yield on the 10-year Treasury once again fell to the 3.75% range. This move was compounded by weakness in the U.S. dollar, which resulted in huge purchases of Treasuries by Asian central banks, seeking to support our currency and by extension, their export-driven economies. This drop in market yields once again proved temporary, though, as traditional signs of sustainable economic growth emerged. Surprisingly strong gains in monthly payrolls and significantly higher gasoline prices increased concerns about inflation, and the 10-year approached 5.0% before settling in the 4.5% range at the end of the period. With little surprise, the Fed finally raised its target for the federal funds rate by 25 basis points at the end of June, and stated that they would remain "measured" in their removal of policy accommodation.

Throughout this period, our fixed income teams attempted to navigate the environment while remaining true to their investment mandates. Our portfolio managers adopted defensive postures in anticipation of higher interest rates, seeking better quality product while altering durations in an effort to limit the potential for principal erosion. In addition, many of our mortgage portfolios performed well, as prepayment risk diminished with the increase in interest rates. Our teams also pursued opportunities within the spread sectors, finding corporate bonds with solid balance sheets and strong earnings potential. Some of these opportunities arose in the lower rated and below investment grade categories, while other portfolio contributions were enhanced by exposure to several foreign currency bonds.

LETTER TO SHAREHOLDERS continued

As always, we continue to encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Lisa Brown Premo
Customized Fixed Income Team
Lead manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

Average annual return*

1 year with sales charge	-2.03%	-4.39%	-0.47%	N/A	N/A

1 year w/o sales charge	1.22%	0.52%	0.52%	1.53%	1.27%

5 year	4.01%	3.74%	4.08%	4.91%	4.65%

10 year	5.10%	5.14%	5.14%	5.56%	5.36%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS shares are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Adjustable Rate Fund Class A shares, versus a similar investment in the Merrill Lynch 6-Month Treasury Bill Index1 (6-Mo. T-Bill) and the Consumer Price Index (CPI).

The 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 1.22% for the twelve-month period ended June 30, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, the Merrill Lynch 6-month Treasury Bill Index1, returned 1.01%.

During the twelve-month period, interest rates rose across all types of maturities. This followed an environment that led to 40-year lows in interest rates. The fund's duration -- or sensitivity to interest rate changes -- was kept stable or shorter than the previous year in anticipation of a rise in interest rates. This tactic aided performance. Typically, shorter duration portfolios tend to outperform when interest rates rise. In addition, we reduced the allocation to fixed-rate securities from the maximum of 20% from the prior year to approximately 13% of fund assets at the end of the fiscal year on June 30, 2004. We also reduced the weighted-average reset period for adjustable-rate securities from the maximum of twelve months during the prior year to ten months. All these strategies helped the fund outperform both industry benchmarks and competitive funds.

On the micro level, we continued to focus on individual security selection, seeking superior relative value and focusing on securities with stable cash flows. This process is an attempt to mitigate the effects of prepayments of adjustable rate mortgages.

Consistent with our long-term strategy, the majority of the fund's assets were invested in mortgage-backed securities. While the different types of adjustable rate securities available on the market are quite varied, the mortgage sector has tended to offer the best yields in most market environments, despite its complexity.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

1 Copyright 2004. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS A	2004[1]	2003	2002[1,2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.15	0.28	0.32	0.54	0.16
Net realized and unrealized gains or losses on securities	-0.03	0.02	0.02	0.24	-0.02
Total from investment operations	0.12	0.30	0.34	0.78	0.14
Distributions to shareholders from
Net investment income	-0.30	-0.35	-0.34	-0.62	-0.16
Net asset value, end of period	$9.45	$9.63	$9.68	$9.68	$9.52
Total return[4]	1.22%	3.11%	3.62%	8.46%	1.43%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,301,464	$2,102,065	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses[5]	0.70%	0.68%	0.64%[6]	0.69%	0.71%[6]
Net investment income	1.62%	2.42%	4.43%[6]	5.70%	6.54%[6]
Portfolio turnover rate	32%	14%	3%	13%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS B	2004[1]	2003	2002[1,2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.09	0.19	0.26	0.44	0.14
Net realized and unrealized gains or losses on securities	-0.04	0.03	0.03	0.27	-0.02
Total from investment operations	0.05	0.22	0.29	0.71	0.12
Distributions to shareholders from
Net investment income	-0.23	-0.27	-0.29	-0.55	-0.14
Net asset value, end of period	$9.45	$9.63	$9.68	$9.68	$9.52
Total return[4]	0.52%	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$743,172	$945,625	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses[5]	1.41%	1.43%	1.45%[6]	1.49%	1.50%[6]
Net investment income	0.91%	1.71%	3.63%[6]	4.61%	5.73%[6]
Portfolio turnover rate	32%	14%	3%	13%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS C	2004[1]	2003	2002[1,2]	2001[1]	2000[3]
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.54
Income from investment operations
Net investment income	0.09	0.19	0.26	0.41	0.14
Net realized and unrealized gains or losses on securities	-0.04	0.03	0.03	0.30	-0.02
Total from investment operations	0.05	0.22	0.29	0.71	0.12
Distributions to shareholders from
Net investment income	-0.23	-0.27	-0.29	-0.55	-0.14
Net asset value, end of period	$9.45	$9.63	$9.68	$9.68	$9.52
Total return[4]	0.52%	2.34%	3.04%	7.65%	1.23%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,966,006	$2,824,812	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses[5]	1.41%	1.43%	1.45%[6]	1.48%	1.50%[6]
Net investment income	0.91%	1.70%	3.60%[6]	4.40%	5.73%[6]
Portfolio turnover rate	32%	14%	3%	13%	74%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS I	2004[1]	2003	2002[1,2]	2001[1]	2000	1999
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68
Income from investment operations
Net investment income	0.18	0.33	0.33	0.59	0.61	0.59
Net realized and unrealized gains or losses on securities	-0.04	-0.01[3]	0.03	0.21	-0.05	-0.12
Total from investment operations	0.14	0.32	0.36	0.80	0.56	0.47
Distributions to shareholders from
Net investment income	-0.32	-0.37	-0.36	-0.64	-0.60	-0.59
Net asset value, end of period	$9.45	$9.63	$9.68	$9.68	$9.52	$9.56
Total return	1.53%	3.36%	3.81%	8.73%	6.05%	4.98%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,722,219	$2,732,661	$419,486	$140,979	$32,787	$36,033
Ratios to average net assets
Expenses[4]	0.41%	0.44%	0.45%[5]	0.50%	0.43%	0.30%
Net investment income	1.91%	2.65%	4.63%[5]	6.17%	6.43%	6.11%
Portfolio turnover rate	32%	14%	3%	13%	74%	14%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS IS	2004[1]	2003	2002[1,2]	2001[1]	2000	1999
Net asset value, beginning of period	$9.63	$9.68	$9.68	$9.52	$9.56	$9.68
Income from investment operations
Net investment income	0.16	0.29	0.31	0.55	0.58	0.55
Net realized and unrealized gains or losses on securities	-0.04	0.01	0.03	0.23	-0.04	-0.11
Total from investment operations	0.12	0.30	0.34	0.78	0.54	0.44
Distributions to shareholders from
Net investment income	-0.30	-0.35	-0.34	-0.62	-0.58	-0.56
Net asset value, end of period	$9.45	$9.63	$9.68	$9.68	$9.52	$9.56
Total return	1.27%	3.11%	3.62%	8.46%	5.79%	4.73%
Ratios and supplemental data
Net assets, end of period (thousands)	$762,534	$1,496,754	$589,143	$92,858	$20,384	$20,199
Ratios to average net assets
Expenses[3]	0.66%	0.68%	0.70%[4]	0.75%	0.70%	0.55%
Net investment income	1.66%	2.47%	4.39%[4]	5.72%	6.18%	5.86%
Portfolio turnover rate	32%	14%	3%	13%	74%	14%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 4.1%
FHLMC, Ser. T-41, Class 3A, 7.50%, 07/25/2032 * (h)	$ 32,748,238	$ 35,262,277
SLMA:
Ser. 1997-3, Class A2, FRN, 2.02%, 10/25/2010	66,988,144	67,807,262
Ser. 1997-4, Class A2, FRN, 2.13%, 10/25/2010	111,065,239	112,500,379
Ser. 1998-1, Class A2, FRN, 2.14%, 10/25/2011	86,696,550	87,660,720
Total Asset-Backed Securities (cost $302,195,121)		303,230,638
COLLATERALIZED MORTGAGE OBLIGATIONS 28.3%
FAMC, Ser. 2000-A, Class A, 5.99%, 12/15/2039 (h)	30,105,369	31,928,155
FHLMC:
Ser. 20, Class F, 1.91%, 10/25/2023	2,912,173	2,944,638
Ser. 21, Class F, 1.81%, 10/25/2023	908,184	915,016
Ser. 29, Class T, 7.50%, 03/25/2023 *	2,064,034	2,078,688
Ser. 31, Class FA, 1.71%, 04/25/2024	2,955,683	2,963,483
Ser. 1380, Class FB, 3.99%, 10/15/2007	3,883,953	3,938,619
Ser. 1506, Class FD, 2.25%, 05/15/2008	343,656	347,479
Ser. 1513, Class AG, 3.99%, 05/15/2008	4,854,018	4,975,790
Ser. 1559, Class VM, 4.09%, 01/15/2023	5,935,297	6,004,659
Ser. 1671, Class QA, 2.75%, 02/15/2024	6,176,916	6,231,063
Ser. 1686, Class FE, 2.90%, 02/15/2024	130,331	133,597
Ser. 1691, Class EA, 1.70%, 02/15/2024	1,216,768	1,223,009
Ser. 1698, Class FC, 3.94%, 03/15/2009	5,455,029	5,563,310
Ser. 1699, Class FB, 2.25%, 03/15/2024	2,310,880	2,364,174
Ser. 1730, Class FA, 4.14%, 05/15/2024	3,285,833	3,335,054
Ser. 1900, Class P, 0.00%, 05/15/2007 (n)	2,174,899	2,162,830
Ser. 1939, Class FB, 2.25%, 04/15/2027	698,957	712,547
Ser. 2106, Class ZD, 6.00%, 12/15/2028 *	13,689,775	14,212,155
Ser. 2115, Class FB, 1.69%, 01/15/2029	2,052,368	2,064,518
Ser. 2182, Class FE, 1.66%, 05/15/2028	2,749,529	2,775,540
Ser. 2219, Class PL, 6.50%, 04/15/2029 *	2,994,429	3,045,791
Ser. 2293, Class FM, 1.44%, 03/15/2031	4,018,744	4,025,438
Ser. 2314, Class FG, 1.64%, 06/15/2029	7,037,083	7,057,633
Ser. 2315, Class FW, 1.79%, 04/15/2027	2,061,066	2,078,566
Ser. 2322, Class FE, 1.69%, 08/15/2028	5,384,720	5,430,507
Ser. 2339, Class F, 1.74%, 06/15/2029	9,242,136	9,336,371
Ser. 2356, Class GD, 6.00%, 09/15/2016 *	45,856,000	48,498,672
Ser. 2380, Class FL, 1.84%, 11/15/2031	20,640,100	21,167,194
Ser. 2383, Class FD, 1.74%, 11/15/2031	20,034,242	20,252,774
Ser. 2388, Class FG, 1.74%, 12/31/2031	4,343,986	4,394,246
Ser. 2389, Class FI, 1.99%, 06/15/2031	5,846,997	5,924,054
Ser. 2391, Class EF, 1.74%, 06/15/2031	2,505,856	2,530,998
Ser. 2395, Class FD, 1.84%, 05/15/2029	5,397,106	5,477,202
Ser. 2418, Class FO, 2.14%, 02/15/2032	10,970,996	11,234,766
Ser. 2422, Class FC, 1.74%, 02/15/2032	8,031,864	8,096,074
Ser. 2425, Class FO, 2.14%, 03/15/2032	15,720,808	16,136,709
Ser. 2431, Class F, 1.74%, 03/15/2032	21,901,730	22,072,320
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FHLMC:
Ser. 2459, Class VM, 6.50%, 11/15/2014 *	$ 4,724,499	$ 4,970,505
Ser. 2461, Class FI, 1.74%, 04/15/2028	3,352,747	3,379,869
Ser. 2464, Class FE, 2.24%, 03/15/2032	4,335,420	4,470,704
Ser. 2466, Class FV, 1.79%, 03/15/2032	5,472,356	5,516,315
Ser. 2467, Class HA, 6.50%, 02/15/2030 *	1,258,820	1,263,294
Ser. 2470, Class FB, 1.69%, 04/15/2027	7,469,640	7,517,701
Ser. 2475, Class FD, 1.79%, 06/15/2031	9,955,828	10,078,765
Ser. 2479, Class FA, 1.64%, 08/15/2032	26,229,954	26,349,466
Ser. 2480, Class EH, 6.00%, 11/15/2031 *	17,726,312	18,161,916
Ser. 2481, Class FC, 2.24%, 05/15/2031 (h)	5,606,107	5,809,924
Ser. 2481, Class FE, 2.24%, 03/15/2032 (h)	8,302,849	8,606,321
Ser. 2492, Class GD, 6.00%, 02/15/2028 *	18,543,999	18,944,743
Ser. 2526, Class FL, 1.64%, 01/15/2029	11,988,773	12,048,934
Ser. 2526, Class FM, 1.64%, 05/15/2029	16,761,177	16,828,694
Ser. 2530, Class FK, 1.64%, 06/15/2029	13,936,429	14,033,033
Ser. 2551, Class FD, 1.64%, 01/15/2033	22,371,364	22,497,118
Ser. 2569, Class FA, 1.69%, 01/15/2030	1,506,177	1,508,302
Ser. 2570, Class LF, 1.59%, 07/15/2017	15,128,944	15,167,913
Ser. 2574, Class FT, 1.59%, 11/15/2016	34,329,138	34,396,234
Ser. T-48, Class 2A, 4.46%, 11/25/2032	19,581,997	20,228,050
Ser. T-54, Class 3A, 7.00%, 02/25/2043 * (h)	116,084,892	123,406,353
Ser. T-54, Class 4A, 4.42%, 02/25/2043	14,781,882	15,208,066
Ser. T-56, Class 2AF, 1.70%, 05/25/2043	63,678,892	64,046,249
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019 *	248,822	274,477
Ser. 1992-39, Class FA, 4.37%, 03/25/2022	2,297,898	2,352,624
Ser. 1992-45, Class F, 4.37%, 04/25/2022	512,653	525,025
Ser. 1992-74, Class Z, 8.00%, 05/25/2022 *	339,174	362,175
Ser. 1992-87, Class Z, 8.00%, 05/25/2022 *	293,434	309,630
Ser. 1993-62, Class FA, 3.00%, 04/25/2023	3,808,081	3,881,412
Ser. 1993-113, Class FA, 4.10%, 07/25/2023	2,049,189	2,079,581
Ser. 1993-139, Class J, 7.00%, 11/25/2022 *	3,376,266	3,384,561
Ser. 1993-165, Class FE, 2.46%, 09/25/2023	6,261,231	6,457,996
Ser. 1993-167, Class J, 6.75%, 12/25/2022 *	3,494,948	3,514,443
Ser. 1993-170, Class FC, 2.65%, 09/25/2008	690,754	691,579
Ser. 1993-191, Class FC, 2.60%, 10/25/2008	9,169,029	9,192,113
Ser. 1993-196, Class FD, 2.70%, 10/25/2008	543,116	544,995
Ser. 1993-229, Class FB, 2.75%, 12/25/2008	1,197,009	1,202,408
Ser. 1993-247, Class FO, 2.85%, 12/25/2023	995,508	1,011,692
Ser. 1994-33, Class FA, 2.80%, 03/25/2009	2,448,232	2,463,023
Ser. 1994-33, Class FD, 2.80%, 03/25/2009	1,292,259	1,300,067
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023 *	8,470,000	8,871,394
Ser. 1994-55, Class F, 4.00%, 12/25/2023	1,870,212	1,895,881
Ser. 1994-61, Class FB, 2.81%, 04/25/2024	2,209,394	2,290,246
Ser. 1994-80, Class F, 2.65%, 02/25/2009	3,299,365	3,304,031
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 1997-34, Class F, 1.96%, 10/25/2023	$ 27,742,363	$ 28,115,118
Ser. 1997-43, Class FM, 1.78%, 07/18/2027	3,366,142	3,389,533
Ser. 1998-T2, Class A5, 3.87%, 01/25/2032	11,274,872	11,606,436
Ser. 1999-7, Class D, 6.00%, 03/18/2028 *	1,667,195	1,705,567
Ser. 1999-49, Class FB, 1.80%, 03/25/2023	2,774,674	2,798,540
Ser. 1999-51, Class FJ, 1.90%, 10/25/2029	3,481,316	3,516,180
Ser. 2001-32, Class FA, 1.85%, 07/25/2031	10,472,992	10,618,838
Ser. 2001-38, Class FB, 1.80%, 08/25/2031	669,797	678,522
Ser. 2001-46, Class F, 1.66%, 09/18/2031	10,252,840	10,303,883
Ser. 2001-59, Class F, 1.90%, 11/25/2031	13,660,080	13,747,414
Ser. 2001-62, Class FK, 1.80%, 07/25/2028 (h)	1,052,025	1,060,119
Ser. 2001-63, Class FD, 1.86%, 12/18/2031 (h)	2,814,137	2,867,836
Ser. 2001-69, Class GK, 5.50%, 12/25/2026 *	414,496	417,313
Ser. 2001-81, Class F, 1.85%, 01/25/2032	2,675,200	2,704,038
Ser. 2001-81, Class FL, 1.91%, 01/18/2032	5,427,883	5,524,476
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041 *	37,017,290	39,829,205
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041 * (h)	2,887,547	3,112,961
Ser. 2001-T12, Class A4, 4.77%, 08/25/2041	31,474,408	33,209,416
Ser. 2001-W3, Class A, 7.00%, 09/25/2041 * (h)	5,085,673	5,402,696
Ser. 2002-4, Class FD, 1.85%, 02/25/2032 (h)	7,922,234	8,055,005
Ser. 2002-5, Class FD, 2.20%, 02/25/2032	4,642,918	4,688,400
Ser. 2002-6, Class TA, 6.00%, 09/25/2031 *	4,700,662	4,772,584
Ser. 2002-13, Class FE, 2.20%, 03/25/2032 (h)	6,501,181	6,686,854
Ser. 2002-20, Class FK, 1.90%, 04/25/2032	10,728,440	10,821,584
Ser. 2002-34, Class FA, 1.76%, 05/18/2032	7,448,900	7,506,106
Ser. 2002-37, Class F, 2.10%, 11/25/2031	8,593,876	8,807,525
Ser. 2002-64, Class FJ, 2.30%, 04/25/2032	10,835,818	11,169,770
Ser. 2002-66, Class A3, 4.39%, 04/25/2042	70,410,374	73,762,077
Ser. 2002-67, Class FA, 2.30%, 11/25/2032	15,937,955	16,261,528
Ser. 2002-68, Class FN, 1.71%, 10/18/2032	12,480,449	12,556,948
Ser. 2002-77, Class FA, 2.26%, 10/18/2030	22,091,263	22,554,587
Ser. 2002-77, Class TF, 2.26%, 12/18/2032 (h)	15,066,436	15,617,724
Ser. 2002-81, Class FG, 1.75%, 02/25/2031	5,729,601	5,775,896
Ser. 2002-92, Class FB, 1.95%, 04/25/2030	6,377,038	6,428,466
Ser. 2002-95, Class FK, 1.80%, 01/25/2033	14,653,993	14,843,139
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041 * (h)	49,249,338	53,080,919
Ser. 2002-T12, Class A5, 4.56%, 10/25/2041	11,871,725	12,354,726
Ser. 2002-W4, Class A6, 4.80%, 05/25/2042	21,012,749	22,096,942
Ser. 2002-W5, Class 27, 1.80%, 11/25/2030	22,121,939	22,275,064
Ser. 2002-W5, Class A32, 1.62%, 11/25/2030	7,005,391	7,023,696
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042 *	19,402,483	19,487,496
Ser. 2003-1, Class FI, 1.60%, 09/25/2023	3,419,086	3,424,433
Ser. 2003-7, Class A2, 4.30%, 05/25/2042	8,104,751	8,294,353
Ser. 2003-8, Class CO, 0.00%, 02/25/2033 (h) (n)	1,378,659	1,248,010
Ser. 2003-17, Class FN, 1.60%, 03/25/2018	13,744,935	13,779,207
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA:
Ser. 2003-19, Class FN, 1.70%, 09/25/2030 (h)	$ 30,917,449	$ 31,158,991
Ser. 2003-63, Class A8, 4.12%, 01/25/2043	11,952,564	12,528,870
Ser. 2003-66, Class FA, 1.65%, 07/25/2033	123,502,874	124,578,572
Ser. 2003-102, Class FT, 1.70%, 10/25/2033	8,152,057	8,184,548
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042 * (h)	73,587,040	79,271,754
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042 * (h)	29,184,375	31,064,199
Ser. 2003-W4, Class 5A, 4.65%, 10/25/2042	12,890,277	13,465,907
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042 * (h)	31,784,532	33,271,031
Ser. 2003-W6, Class F, 1.65%, 09/25/2042	258,318,267	259,543,832
Ser. 2003-W8, Class 3F2, 1.65%, 05/25/2042	3,705,126	3,712,987
Ser. 2003-W10, Class 2A, 4.50%, 06/25/2043	22,597,898	23,549,843
Ser. 2003-W18, Class 2A, 4.07%, 06/25/2033	99,657,009	105,987,332
Ser. G92-6, Class F, 4.31%, 08/25/2021	435,814	445,135
Ser. G92-20, Class FB, 4.37%, 04/25/2022	2,230,996	2,291,289
Ser. G92-61, Class FJ, 2.90%, 10/25/2022	1,521,326	1,534,115
Ser. G93-1, Class K, 6.68%, 01/25/2023 *	6,421,198	6,680,928
Ser. G93-19, Class FD, 4.10%, 04/25/2023	4,952,295	5,041,613
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 94.50%,
07/16/2031 (h) +	922,354	2,174,738
Total Collateralized Mortgage Obligations (cost $2,113,881,455)		2,122,448,275
MORTGAGE-BACKED SECURITIES 60.4%
FHLMC:
2.11%, 05/01/2022	23,185	23,163
2.21%, 07/01/2029	202,709	203,162
2.61%, 03/01/2023	10,348	10,512
2.69%, 05/01/2023	1,162,142	1,192,185
2.75%, 07/01/2023	20,884	21,465
3.00%, 04/01/2018-05/01/2019	363,990	366,286
3.06%, 06/01/2016-01/01/2030	352,931	358,927
3.07%, 08/01/2016-02/01/2037	15,870,998	15,973,999
3.09%, 09/01/2016-03/01/2019	641,077	645,632
3.11%, 05/01/2018-10/01/2030	498,452	503,181
3.12%, 09/01/2032	238,815	240,829
3.14%, 12/01/2017	26,693	26,879
3.15%, 01/01/2030	35,135	35,268
3.18%, 07/01/2028	3,595,294	3,682,721
3.19%, 09/01/2018-01/01/2022	243,930	249,453
3.20%, 01/01/2018	34,701	35,240
3.24%, 06/01/2026	9,900,804	10,258,963
3.26%, 07/01/2031	7,570,723	7,772,166
3.28%, 08/01/2018	3,486	3,531
3.32%, 08/01/2033	8,448,827	8,751,114
3.37%, 10/01/2032	2,998,731	3,103,617
3.375%, 11/01/2022-05/01/2023	195,973	201,186
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
3.38%, 07/01/2019	$ 4,719	$ 4,839
3.44%, 12/01/2032	433,554	450,258
3.45%, 05/01/2028	2,836,763	2,946,999
3.46%, 04/01/2032	865,821	884,416
3.49%, 08/01/2030	1,514,954	1,575,920
3.50%, 11/01/2018	107,986	111,094
3.52%, 03/01/2020	89,406	92,070
3.53%, 04/01/2031	10,440,352	10,791,606
3.54%, 09/01/2030 (h)	106,513,234	110,740,479
3.56%, 06/01/2020-07/01/2031	10,430,354	10,710,447
3.59%, 01/01/2026	90,367	90,611
3.625%, 10/01/2019-02/01/2024	146,949	148,105
3.64%, 04/01/2020	572,936	587,203
3.65%, 06/01/2029	3,045,425	3,130,661
3.66%, 09/01/2031	3,145,303	3,252,405
3.67%, 10/01/2029	2,438,382	2,535,256
3.69%, 12/01/2030	9,180,758	9,459,128
3.71%, 08/01/2030	42,856,861	44,744,891
3.73%, 01/01/2020-01/01/2031	6,467,774	6,655,417
3.74%, 06/01/2019	458,652	473,660
3.75%, 04/01/2017-09/01/2018	99,402	100,706
3.76%, 07/01/2017	475,888	481,527
3.77%, 12/01/2018	173,857	175,436
3.78%, 11/01/2020	182,950	184,627
3.80%, 03/01/2025 (h)	30,345,314	31,258,045
3.84%, 12/01/2018	37,086	37,435
3.89%, 10/01/2031	2,113,264	2,159,711
3.90%, 08/01/2018	13,041	13,167
3.91%, 06/01/2031	15,920,538	16,526,436
3.97%, 07/01/2030	229,967	230,297
4.00%, 01/01/2020	141,097	141,840
4.02%, 04/01/2025 (h)	6,954,560	7,227,309
4.08%, 04/01/2019-10/01/2030	29,933,209	31,238,204
4.10%, 12/01/2018	113,785	114,874
4.11%, 09/01/2025 (h)	5,267,000	5,469,861
4.125%, 08/01/2019	46,451	47,023
4.16%, 06/01/2019	1,842,900	1,876,604
4.19%, 06/01/2029 (h)	1,243,493	1,287,306
4.23%, 07/01/2018	1,803,003	1,830,994
4.27%, 09/01/2026	3,367,243	3,469,499
4.29%, 08/01/2019	75,073	76,055
4.30%, 06/01/2032	1,165,772	1,203,384
4.33%, 03/01/2031	17,958,959	18,644,628
4.37%, 06/01/2030 (h)	8,626,160	8,929,423
4.41%, 06/01/2021	739,133	745,798
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
4.54%, 05/01/2031	$ 15,715,198	$ 16,307,598
4.61%, 12/01/2025	4,568,661	4,677,710
4.61%, 10/01/2033 (h)	37,329,889	38,863,914
4.69%, 09/01/2016	853,912	876,250
4.75%, 09/01/2015	12,960	13,039
4.78%, 11/01/2029	2,102,203	2,139,423
4.79%, 02/01/2024	410,884	414,372
4.80%, 07/01/2028	1,502,492	1,543,260
4.81%, 01/01/2027	506,128	515,699
4.82%, 02/01/2027	6,089,093	6,187,409
4.86%, 02/01/2026	2,140,149	2,178,876
4.87%, 05/01/2031	396,590	408,984
4.875%, 01/01/2017	29,280	29,746
4.89%, 08/01/2029	2,663,590	2,748,053
4.89%, 12/01/2032 (h)	44,838,101	46,029,113
4.90%, 11/01/2024	18,070,007	18,838,573
4.92%, 05/01/2020	4,873	4,923
5.04%, 05/01/2020	11,263	11,317
5.05%, 09/01/2032 (h)	46,453,379	48,434,906
5.08%, 03/01/2025	796,284	809,304
5.12%, 03/01/2032	304,916	313,955
5.14%, 06/01/2020	6,070	6,168
5.21%, 02/01/2031	1,856,527	1,895,685
5.29%, 05/01/2019	24,387	24,875
5.30%, 06/01/2017	80,186	81,732
5.33%, 03/01/2033 (h)	44,571,365	44,968,329
5.42%, 01/01/2031	7,953,327	8,307,733
5.43%, 04/01/2023-12/01/2033	44,571,036	45,275,765
5.44%, 05/01/2032	2,274,441	2,311,413
5.49%, 01/01/2019	4,933	4,935
5.50%, 01/01/2007 *	2,119,233	2,173,065
5.50%, TBA * #	157,210,000	160,108,638
5.53%, 09/01/2030	1,724,330	1,763,546
5.57%, 06/01/2033	8,894,892	9,011,291
5.58%, 08/01/2030	2,927,714	2,955,836
5.60%, 10/01/2018	120,170	122,633
5.64%, 09/01/2030	746,725	766,758
5.65%, 12/01/2032 (h)	77,127,662	79,760,849
5.74%, 01/01/2030	400,186	410,307
5.76%, 03/01/2018	262,133	268,818
5.77%, 02/01/2027	368,139	372,137
5.80%, 02/01/2021	199,880	204,319
5.85%, 07/01/2031	978,325	1,014,484
5.86%, 08/01/2031 (h)	1,749,340	1,810,294
5.93%, 02/01/2018	10,998	11,181
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FHLMC:
6.00%, 01/01/2024-05/01/2031	$ 911,342	$ 952,355
6.01%, 08/01/2029-06/01/2031	2,633,240	2,701,595
6.02%, 07/01/2026	1,419,211	1,452,840
6.09%, 04/01/2032	2,504,884	2,565,686
6.11%, 08/01/2025	19,131	19,543
6.28%, 05/01/2031	3,120,293	3,262,860
6.29%, 01/01/2017	13,345	13,462
6.30%, 04/01/2031	107,079	110,934
6.33%, 05/01/2027	414,605	426,009
6.35%, 04/01/2020	100,155	101,868
6.40%, 09/01/2031	2,430,415	2,457,042
6.47%, 10/01/2029	780,216	799,673
6.50%, 01/01/2012-09/01/2032 *	50,097,751	52,751,138
6.52%, 09/01/2031	1,132,277	1,173,216
7.05%, 08/01/2027	516,951	535,064
7.125%, 05/01/2026	607,154	627,439
7.28%, 04/01/2029	1,442,174	1,478,300
7.34%, 09/01/2030	264,159	272,972
7.50%, 01/01/2016 *	488,958	521,321
7.50%, 06/01/2016 * (h)	479,576	511,648
8.50%, 05/01/2020-03/01/2023 *	1,229,983	1,352,726
9.75%, 03/01/2016 *	91,957	98,478
FNMA:
2.16%, 12/01/2020	300,845	301,459
2.37%, 04/01/2034 (h)	960,720	981,436
2.38%, 01/01/2032	6,614,765	6,838,468
2.42%, 05/01/2033	2,939,563	3,047,970
2.43%, 05/01/2041	11,688,046	11,833,781
2.46%, 06/01/2033	17,024,987	17,579,123
2.46%, 04/01/2034 (h)	76,736,075	79,385,867
2.48%, 05/01/2029 (h)	4,239,405	4,365,594
2.48%, 06/01/2033	2,991,917	3,027,219
2.49%, 06/01/2033	11,178,585	11,554,587
2.51%, 01/01/2021-11/01/2032	34,197,043	35,707,821
2.53%, 04/01/2034	840,284	865,303
2.54%, 04/01/2033	2,542,699	2,596,767
2.55%, 04/01/2033	1,580,454	1,614,696
2.56%, 12/01/2031 (h)	7,206,221	7,410,945
2.57%, 06/01/2015-12/01/2033	9,792,617	10,113,472
2.58%, 06/01/2022-11/01/2022	249,544	253,246
2.61%, 08/01/2033	5,398,568	5,578,910
2.625%, 06/01/2030-01/01/2041	165,302,538	168,041,358
2.63%, 05/01/2033-10/01/2040	13,270,425	13,502,147
2.64%, 01/01/2032	4,657,988	4,866,198
2.65%, 05/01/2029 (h)	5,865,674	6,040,270
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
2.67%, 04/01/2034	$ 3,124,775	$ 3,227,712
2.67%, 07/01/2032 (h)	101,489,856	105,200,578
2.67%, 12/01/2033 (h)	1,122,200	1,157,356
2.68%, 02/01/2033	8,080,754	8,334,312
2.69%, 04/01/2028	3,927,495	4,003,101
2.69%, 04/01/2033 (h)	8,218,273	8,509,765
2.70%, 05/01/2033	6,475,019	6,776,508
2.71%, 03/01/2015	232,438	233,390
2.71%, 04/01/2034 (h)	991,849	1,024,472
2.75%, 07/01/2020-03/01/2033	2,848,740	2,919,499
2.78%, 12/01/2022	57,023	58,410
2.78%, 05/01/2034 (h)	1,875,550	1,934,747
2.86%, 12/01/2023	555,519	572,405
2.87%, 10/01/2024	96,941	100,095
2.97%, 05/01/2016	4,656	4,708
3.00%, 10/01/2016-11/01/2017	74,519	75,695
3.04%, 04/01/2021	539,727	549,561
3.05%, 11/01/2035	10,315,671	10,550,120
3.06%, 10/01/2016-11/01/2024	12,671,081	12,990,023
3.06%, 10/01/2018 (h)	746,397	751,295
3.07%, 09/01/2017-11/01/2020	10,087,032	10,334,841
3.08%, 04/01/2018	94,444	97,612
3.09%, 07/01/2016-11/01/2024	6,859,323	7,061,738
3.10%, 06/01/2020	2,050,066	2,108,088
3.11%, 01/01/2018-12/01/2024	6,569,992	6,695,745
3.12%, 07/01/2017-08/01/2017	4,506,639	4,635,513
3.125%, 05/01/2017-03/01/2030	551,494	561,145
3.13%, 01/01/2035	6,540,015	6,689,035
3.14%, 05/01/2017-10/01/2024	3,334,571	3,463,439
3.15%, 03/01/2028	1,906,006	1,939,971
3.16%, 11/01/2017	1,569,813	1,615,630
3.17%, 10/01/2027	98,843	101,916
3.18%, 02/01/2020-08/01/2027	127,765	131,038
3.19%, 07/01/2017-09/01/2032	1,264,114	1,297,946
3.20%, 02/01/2031	549,638	562,671
3.23%, 12/01/2017-07/01/2025	22,565,522	23,158,464
3.24%, 02/01/2025-05/01/2026	4,059,832	4,172,149
3.24%, 03/01/2033 (h)	3,843,453	3,990,885
3.25%, 01/01/2017-04/01/2030	9,649,972	9,824,625
3.26%, 03/01/2018-04/01/2018	7,498,480	7,633,850
3.27%, 09/01/2017 (h)	9,684	9,789
3.27%, 11/01/2029	34,687	35,376
3.29%, 10/01/2025	674,560	694,125
3.30%, 10/01/2018-04/01/2024	978,608	1,002,212
3.31%, 08/01/2025	538,841	550,148
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
3.32%, 12/01/2023-05/01/2028	$ 456,678	$ 467,951
3.32%, 03/01/2034 (h)	2,228,276	2,300,521
3.33%, 07/01/2019-10/01/2029	882,888	903,078
3.35%, 01/01/2026	17,924	18,456
3.36%, 06/01/2019-08/01/2032	367,174	378,617
3.37%, 01/01/2025-04/01/2034	7,414,556	7,585,274
3.375%, 01/01/2019-04/01/2030	1,192,583	1,222,964
3.38%, 01/01/2018 (h)	7,040,940	7,249,968
3.38%, 09/01/2018 (h)	1,005,671	1,024,763
3.38%, 04/01/2034 (h)	38,682,700	40,103,081
3.39%, 01/01/2031	12,282,968	12,717,250
3.40%, 06/01/2026-04/01/2030	7,885,568	8,129,889
3.41%, 07/01/2025-01/01/2036	4,299,234	4,401,889
3.42%, 04/01/2024-07/01/2032	2,218,026	2,293,719
3.43%, 02/01/2017-07/01/2032	28,390,086	29,215,064
3.43%, 12/01/2033 (h)	15,722,107	16,258,870
3.44%, 04/01/2024-05/01/2033	14,421,032	14,878,439
3.45%, 03/01/2028-07/01/2030	23,791,348	24,709,836
3.46%, 10/01/2030	221,056	227,880
3.47%, 04/01/2024-09/01/2026	1,273,558	1,302,354
3.48%, 09/01/2024-04/01/2026	1,730,960	1,775,842
3.49%, 09/01/2028	1,246,639	1,278,300
3.50%, 11/01/2017-05/01/2024	65,266	66,931
3.51%, 03/01/2028-07/01/2029	6,376,212	6,533,638
3.52%, 12/01/2021	1,034,231	1,068,896
3.53%, 05/01/2018-10/01/2027	3,791,624	3,905,942
3.54%, 02/01/2018-02/01/2028	714,096	738,981
3.55%, 09/01/2018	462,849	472,361
3.56%, 08/01/2017-08/01/2036	2,741,535	2,817,167
3.57%, 04/01/2017-04/01/2028	20,067,117	20,650,560
3.58%, 04/01/2024-12/01/2028	1,316,488	1,363,006
3.58%, 07/01/2030 (h)	13,379,689	13,870,556
3.59%, 03/01/2028-05/01/2028	5,460,217	5,650,082
3.63%, 07/01/2027	5,580,748	5,779,507
3.64%, 11/01/2027-01/01/2036	1,430,977	1,470,832
3.65%, 10/01/2015-09/01/2018	59,695	57,939
3.68%, 11/01/2018-05/01/2025	482,139	492,912
3.69%, 10/01/2030	1,445,546	1,479,667
3.71%, 02/01/2024-02/01/2028	581,276	598,941
3.75%, 07/01/2017-10/01/2025	1,239,958	1,268,174
3.77%, 11/01/2024	466,830	481,450
3.78%, 06/01/2024	98,881	101,659
3.81%, 09/01/2030	3,846,003	3,959,933
3.82%, 05/01/2027	684,909	717,567
3.85%, 04/01/2026-03/01/2033	671,004	671,234
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
3.87%, 09/01/2021 (h)	$ 1,992,260	$ 2,055,140
3.87%, 12/01/2028	3,907,907	4,025,307
3.875%, 07/01/2015-01/01/2029	280,458	287,423
3.88%, 06/01/2016-05/01/2028	2,071,563	2,119,573
3.89%, 04/01/2024-07/01/2028	7,117,242	7,416,295
3.90%, 04/01/2017	283,883	291,670
3.91%, 08/01/2018-12/01/2028	3,453,743	3,539,619
3.92%, 03/01/2030	1,018,501	1,063,920
3.93%, 06/01/2017-01/01/2029	409,826	421,172
3.94%, 01/01/2017-10/01/2017	1,977,563	2,044,588
3.95%, 03/01/2018-11/01/2024	25,039,797	25,861,277
3.96%, 08/01/2033 (h)	40,606,286	40,352,496
3.96%, 04/01/2034 (h)	6,701,462	6,961,143
3.98%, 02/01/2030	175,639	180,293
3.99%, 10/01/2017	87,123	88,906
4.00%, 05/01/2017	27,524	28,292
4.01%, 09/01/2019-04/01/2029	346,405	354,530
4.05%, 01/01/2021	4,259,994	4,402,352
4.07%, 07/01/2021 (h)	4,733,905	4,906,988
4.09%, 07/01/2033	1,612,402	1,619,657
4.09%, 03/01/2035 (h)	97,393,886	101,243,988
4.10%, 12/01/2018	189,024	195,067
4.12%, 07/01/2028	636,389	651,612
4.14%, 08/01/2033	86,303	86,986
4.17%, 07/01/2032	2,618,074	2,690,966
4.21%, 06/01/2018	264,106	268,972
4.22%, 04/01/2034 (h)	44,751,947	46,157,438
4.24%, 07/01/2021-06/01/2023	2,960,300	3,059,785
4.25%, 02/01/2017-07/01/2017	93,519	95,845
4.27%, 03/01/2029	100,666	102,472
4.28%, 09/01/2033	3,724,601	3,860,164
4.29%, 03/01/2031	717,397	731,442
4.29%, 04/01/2034 (h)	70,627,711	73,452,819
4.30%, 07/01/2033	7,771,844	7,815,830
4.34%, 06/01/2034	3,240,915	3,347,265
4.35%, 09/01/2032	5,101,669	5,246,962
4.40%, 06/01/2033	1,234,499	1,266,664
4.42%, 09/01/2033 (h)	13,073,351	13,610,584
4.44%, 06/01/2025-05/01/2029	256,236	262,559
4.45%, 01/01/2033	4,619,214	4,695,744
4.47%, 02/01/2029	1,436,777	1,484,530
4.49%, 09/01/2019	71,744	72,988
4.50%, 12/01/2016	11,875	11,877
4.52%, 12/01/2016-07/01/2032	2,903,154	2,991,463
4.53%, 01/01/2029-10/01/2034	5,744,789	5,933,664
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
4.55%, 08/01/2029	$ 7,231,510	$ 7,505,808
4.56%, 10/01/2029-11/01/2031	2,922,754	2,981,700
4.57%, 08/01/2033	1,224,144	1,257,297
4.58%, 05/01/2033-09/01/2033	14,187,189	14,732,832
4.60%, 11/01/2031-03/01/2032	4,998,031	5,186,561
4.62%, 10/01/2017-11/01/2028	2,420,586	2,508,575
4.625%, 09/01/2016-08/01/2017	21,732	22,392
4.63%, 02/01/2019	2,034,341	2,069,201
4.65%, 03/01/2014-08/01/2031	318,592	328,387
4.67%, 04/01/2018	3,731,367	3,855,940
4.68%, 10/01/2031-09/01/2033	19,243,864	19,736,452
4.69%, 05/01/2018	153,130	155,083
4.71%, 09/01/2032	80,925,156	84,143,125
4.72%, 05/01/2032	669,967	698,667
4.74%, 08/01/2026-09/01/2033	26,719,257	27,228,009
4.75%, 06/01/2017-09/01/2033	18,347,671	19,152,980
4.76%, 04/01/2033 (h)	18,759,037	19,261,428
4.77%, 04/01/2030	755,413	778,913
4.77%, 07/01/2033 (h)	9,797,701	10,149,806
4.79%, 02/01/2033-05/01/2033	5,546,798	5,614,696
4.80%, 03/01/2030-01/01/2033	7,944,378	8,112,522
4.81%, 06/01/2031-08/01/2032	3,534,759	3,616,118
4.82%, 11/01/2027-01/01/2031	9,390,913	9,629,660
4.83%, 02/01/2029 (h)	13,278,831	13,831,770
4.83%, 03/01/2033	1,181,550	1,216,499
4.83%, 07/01/2033 (h)	33,212,950	34,095,169
4.84%, 04/01/2033 (h)	17,711,138	18,234,170
4.84%, 04/01/2033	1,649,970	1,689,643
4.87%, 11/01/2032 (h)	19,981,196	20,368,332
4.87%, 01/01/2033 (h)	21,302,819	21,883,320
4.88%, 07/01/2029-12/01/2032	1,316,517	1,349,414
4.89%, 02/01/2024	8,579	8,804
4.90%, 10/01/2032	20,471,390	21,012,882
4.91%, 02/01/2029 (h)	17,734,059	18,526,550
4.93%, 11/01/2031-09/01/2033	28,275,128	29,967,676
4.93%, 06/01/2033 (h)	13,033,260	13,509,789
4.94%, 12/01/2032	117,538,258	122,969,350
4.95%, 01/01/2019-01/01/2034	8,352,969	8,569,612
4.96%, 06/01/2019	99,608	101,895
4.98%, 04/01/2020	91,607	93,733
4.99%, 08/01/2024	60,008	61,588
4.99%, 04/01/2034 (h)	9,588,226	9,952,279
5.00%, 01/01/2024	68,781	70,594
5.01%, 02/01/2033	877,197	924,319
5.02%, 09/01/2032	1,896,856	1,942,526
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
5.02%, 03/01/2034 (h)	$ 89,189,274	$ 92,192,445
5.03%, 04/01/2033	4,894,047	4,960,275
5.03%, 05/01/2033 (h)	30,922,885	31,838,492
5.04%, 11/01/2031-08/01/2032	5,368,534	5,543,320
5.04%, 09/01/2034 (h)	138,019,696	144,446,238
5.05%, 11/01/2017-11/01/2032	4,647,182	4,772,047
5.07%, 01/01/2017-06/01/2033	4,266,934	4,349,126
5.08%, 06/01/2019	43,874	44,779
5.08%, 01/01/2033 (h)	10,995,264	11,469,435
5.10%, 05/01/2034 (h)	5,111,910	5,286,034
5.11%, 12/01/2032	13,400,158	13,982,114
5.13%, 12/01/2050	17,871,644	18,672,548
5.14%, 10/01/2031	673,477	694,519
5.16%, 06/01/2028	135,050	134,866
5.17%, 09/01/2032-11/01/2033	12,159,933	12,249,573
5.18%, 08/01/2024-09/01/2032	344,682	354,322
5.20%, 02/01/2029	197,599	206,900
5.22%, 08/01/2033	721,259	758,930
5.23%, 11/01/2033	7,860,933	7,929,057
5.24%, 07/01/2033	962,287	979,182
5.24%, 03/01/2034 (h)	116,074,343	118,948,997
5.25%, 03/01/2032	629,652	656,510
5.26%, 09/01/2032	7,043,276	7,209,480
5.27%, 11/01/2014 (h)	51,829	52,396
5.27%, 04/01/2032	2,469,498	2,562,419
5.28%, 01/01/2033 (h)	81,157,485	84,976,959
5.29%, 09/01/2032 (h)	21,355,806	22,223,386
5.30%, 01/01/2023-04/01/2033	85,782,287	89,792,600
5.31%, 10/01/2017-02/01/2033	4,662,020	4,801,445
5.32%, 08/01/2032	4,142,054	4,150,599
5.34%, 11/01/2031-04/01/2033	42,881,289	44,449,819
5.36%, 06/01/2032-07/01/2032	3,930,951	4,044,517
5.37%, 04/01/2034 (h)	194,888,023	203,657,984
5.375%, 01/01/2022	8,868	9,110
5.38%, 06/01/2033	1,455,389	1,496,367
5.39%, 11/01/2023	65,687	68,588
5.40%, 11/01/2032	2,486,968	2,501,548
5.41%, 01/01/2034 (h)	15,763,890	16,300,848
5.47%, 03/01/2018-10/01/2032	1,855,646	1,952,674
5.49%, 04/01/2019	12,742	13,018
5.50%, 10/01/2032	15,786,224	16,420,916
5.52%, 01/01/2019	1,268,514	1,309,067
5.53%, 05/01/2018-09/01/2018	90,600	93,320
5.54%, 06/01/2018	22,347	23,098
5.55%, 08/01/2032	3,339,872	3,399,768
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
5.56%, 04/01/2018-12/01/2018	$ 11,156	$ 11,497
5.58%, 09/01/2023	167,912	175,461
5.62%, 12/01/2032	21,024,671	21,975,813
5.63%, 01/01/2023-09/01/2023	64,365	66,913
5.64%, 09/01/2030-06/01/2032	1,799,557	1,843,043
5.65%, 03/01/2032	725,839	738,472
5.66%, 05/01/2032-06/01/2032	3,319,898	3,403,999
5.67%, 06/01/2018	178,016	184,326
5.68%, 11/01/2032	2,121,020	2,187,546
5.70%, 01/01/2033	1,714,987	1,781,200
5.71%, 12/01/2031-04/01/2032	6,435,638	6,570,436
5.72%, 01/01/2023	366,783	381,389
5.73%, 05/01/2032	2,834,242	2,913,733
5.74%, 06/01/2032 (h)	8,627,551	8,989,503
5.74%, 01/01/2033	4,160,478	4,329,863
5.76%, 02/01/2007 *	9,713,218	9,887,448
5.79%, 07/01/2019-07/01/2032	742,801	766,419
5.80%, 04/01/2032	2,801,607	2,950,031
5.81%, 01/01/2019	14,324	14,843
5.85%, 03/01/2014	81,794	84,882
5.86%, 05/01/2041	416,470	427,157
5.875%, 03/01/2023	34,827	36,311
5.88%, 06/01/2032	2,395,926	2,513,766
5.89%, 06/01/2032	650,419	677,356
5.89%, 11/01/2033 (h)	10,893,476	11,301,981
5.90%, 03/01/2032	3,919,098	4,140,425
5.91%, 06/01/2024	404,075	421,808
5.94%, 09/01/2017 (h)	5,618	5,677
5.94%, 04/01/2033	2,877,166	3,011,846
5.96%, 06/01/2032 (h)	3,474,378	3,600,595
5.96%, 02/01/2034 (h)	2,614,643	2,711,549
5.97%, 06/01/2032	5,669,606	5,826,725
5.98%, 01/01/2032	726,028	746,687
6.00%, 03/01/2014-05/01/2033 *	27,793,481	28,565,708
6.01%, 01/01/2020	62,771	64,385
6.02%, 10/01/2024	85,615	87,906
6.03%, 09/01/2017-04/01/2032	404,655	430,021
6.04%, 08/01/2031	1,685,368	1,730,533
6.06%, 10/01/2028	2,064,070	2,148,136
6.09%, 10/01/2032	6,852,067	7,074,376
6.10%, 06/01/2032	3,654,033	3,828,426
6.10%, 01/01/2033 (h)	14,290,898	14,911,658
6.12%, 05/01/2025	17,352	17,814
6.14%, 02/01/2033	2,818,060	2,929,608
6.15%, 06/01/2032	1,568,548	1,642,879
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
6.18%, 07/01/2028-11/01/2039	$ 638,649	$ 668,477
6.20%, 04/01/2040	645,189	655,096
6.22%, 05/01/2019-06/01/2025	99,744	102,712
6.23%, 12/01/2031-03/01/2032	3,924,915	4,068,274
6.25%, 04/01/2021	3,137	3,208
6.27%, 11/01/2031	1,076,355	1,137,788
6.33%, 08/01/2031	3,312,232	3,409,059
6.34%, 12/01/2031-08/01/2032	4,065,296	4,182,257
6.35%, 09/01/2031	5,343,330	5,539,662
6.37%, 10/01/2025	30,397	31,505
6.41%, 04/01/2031-12/01/2039	3,459,966	3,566,331
6.42%, 06/01/2019-11/01/2031	745,740	785,386
6.45%, 09/01/2031-11/01/2031	2,954,250	3,040,237
6.47%, 08/01/2031	3,212,403	3,281,261
6.49%, 07/01/2031-08/01/2031	2,876,077	2,944,136
6.50%, 08/01/2013-09/01/2032 *	39,770,253	41,889,038
6.51%, 10/01/2029-12/01/2031	4,067,846	4,223,102
6.53%, 06/01/2030	2,631,456	2,784,196
6.54%, 04/01/2032	1,672,050	1,753,928
6.55%, 08/01/2031	855,011	884,798
6.57%, 09/01/2031	1,196,715	1,221,045
6.59%, 05/01/2025	3,559	3,587
6.66%, 02/01/2031	105,166	108,092
6.69%, 06/01/2028	605,073	624,810
6.72%, 02/01/2028	73,645	75,797
6.73%, 10/01/2018-03/01/2032	2,026,983	2,136,640
6.75%, 06/01/2022	2,494	2,579
6.84%, 06/01/2032 (h)	1,982,857	2,083,239
6.875%, 03/01/2017	2,060	2,113
6.92%, 06/01/2032	2,556,270	2,673,736
6.95%, 06/01/2032	176,471	185,663
6.96%, 06/01/2027	1,213,020	1,249,360
6.98%, 01/01/2032 (h)	784,364	815,064
7.00%, 12/01/2026-07/01/2033 *	4,405,116	4,663,250
7.00%, 05/01/2033 * (h)	39,850,460	42,116,955
7.00%, 07/01/2033 * (h)	5,829,767	6,161,335
7.00%, 09/01/2033 * (h)	5,155,125	5,448,322
7.06%, 12/01/2030 (h)	1,145,338	1,193,389
7.08%, 08/01/2031	1,262,187	1,350,934
7.10%, 03/01/2015	58,383	60,226
7.11%, 07/01/2032	167,047	175,073
7.17%, 01/01/2027	436,010	450,269
7.33%, 01/01/2028	79,994	83,044
7.47%, 05/01/2025	1,320,479	1,374,467
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
7.50%, 02/01/2016-05/01/2033 *	$ 38,199,408	$ 40,997,332
7.50%, 06/01/2033 * (h)	3,408,728	3,654,796
7.57%, 10/01/2025	41,806	44,059
7.66%, 03/01/2024	54,768	57,456
7.75%, 02/01/2024	8,377	8,750
7.79%, 01/01/2026	18,188	18,840
7.81%, 06/01/2024	1,866	1,937
8.00%, 12/01/2026-05/01/2033 *	4,285,588	4,680,909
8.375%, 12/01/2024	5,487	5,833
8.50%, 04/01/2026-06/01/2030 *	883,751	971,101
9.00%, 06/15/2009-07/01/2030 *	1,514,622	1,680,284
9.10%, 10/01/2024	11,729	12,238
9.14%, 08/01/2024 *	619,305	693,220
9.50%, 04/01/2005-12/01/2024 *	1,275,354	1,439,397
10.00%, 02/01/2017 (h)	16,475	16,647
10.00%, 01/01/2021 *	515,369	576,291
10.50%, 11/01/2019 *	215,675	239,469
10.75%, 10/01/2012 *	79,569	87,442
11.00%, 01/01/2016-01/01/2018 *	177,169	200,079
12.50%, 07/15/2015 *	293,560	335,098
GNMA:
3.00%, 01/20/2030-12/20/2032	2,721,150	2,663,380
3.375%, 02/20/2016-01/20/2024	29,491,606	29,710,767
3.50%, 02/20/2018-03/20/2033	5,535,222	5,532,234
3.875%, 01/20/2022	35,922	36,769
4.00%, 01/20/2016-12/20/2032	43,476,162	43,828,183
4.25%, 08/20/2017	55,446	55,272
4.375%, 04/20/2016-01/20/2028	30,526,166	30,832,960
4.50%, 06/20/2019-04/20/2033	14,079,894	14,207,687
4.625%, 10/20/2016-11/20/2027	75,626,939	77,146,210
4.75%, 07/20/2016-09/20/2027	19,639,078	20,016,578
4.875%, 12/20/2026	85,679	87,156
5.00%, 08/20/2015-03/20/2033	1,312,222	1,326,913
5.25%, 07/20/2022	38,696	39,634
6.75%, 02/15/2029 *	317,160	334,956
7.50%, 02/20/2023-11/20/2023 *	99,994	108,129
7.89%, 10/20/2022 *	3,585,865	3,901,340
8.375%, 10/15/2020 *	3,203,393	3,566,883
9.00%, 05/15/2016-01/20/2025 *	1,048,474	1,177,659
10.25%, 11/15/2029 *	2,485,419	2,710,629
Total Mortgage-Backed Securities (cost $4,523,980,820)		4,529,956,932
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.2%
FHLB:
1.85%, 07/16/2018 (h)	$ 150,000,000	$ 150,410,157
2.32%, 02/27/2019 (h)	12,000,000	12,010,312
FNMA STRIPS, 0.00%, 07/15/2004 * (n)	2,019,000	2,018,029
Total U.S. Government & Agency Obligations (cost $163,581,950)		164,438,498
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 * (cost $2,893,835)	2,792,650	3,197,149

	Shares	Value

SHORT-TERM INVESTMENTS 6.9%
MUTUAL FUND SHARES 6.9%
Evergreen Institutional Money Market Fund ## (o) (cost $518,551,621)	518,551,621	518,551,621
Total Investments (cost $7,625,084,802) 102.0%		7,641,823,113
Other Assets and Liabilities (2.0%)		(146,428,238)
Net Assets 100.0%		$ 7,495,394,875

The portfolio primarily consists of adjustable rate securities that have coupon rates which reset at periodic intervals when market rates change. The coupon rates presented are those in effect at June 30, 2004.

*	All or a portion of the securities have a fixed coupon rate.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

Assets
Investments in securities, at value (cost $7,625,084,802)	$ 7,641,823,113
Receivable for securities sold	160,405,641
Principal paydown receivable	27,435,352
Receivable for Fund shares sold	15,057,908
Interest receivable	26,354,677
Prepaid expenses and other assets	378,429

Total assets	7,871,455,120

Liabilities
Dividends payable	7,580,650
Payable for securities purchased	332,898,652
Payable for Fund shares redeemed	35,136,310
Advisory fee payable	43,222
Distribution Plan expenses payable	89,971
Due to other related parties	70,663
Accrued expenses and other liabilities	240,777

Total liabilities	376,060,245

Net assets	$ 7,495,394,875

Net assets represented by
Paid-in capital	$ 7,693,906,945
Overdistributed net investment income	(7,676,244)
Accumulated net realized losses on securities	(207,574,137)
Net unrealized gains on securities	16,738,311

Total net assets	$ 7,495,394,875

Net assets consists of
Class A	$ 1,301,463,638
Class B	743,172,409
Class C	1,966,006,087
Class I	2,722,218,778
Class IS	762,533,963

Total net assets	$ 7,495,394,875

Shares outstanding
Class A	137,668,049
Class B	78,609,724
Class C	207,952,887
Class I	287,956,379
Class IS	80,660,143

Net asset value per share
Class A	$ 9.45
Class A -- Offering price (based on sales charge of 3.25%)	$ 9.77
Class B	$ 9.45
Class C	$ 9.45
Class I	$ 9.45
Class IS	$ 9.45

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2004

Investment income
Interest	$ 203,213,609

Expenses
Advisory fee	18,404,809
Distribution Plan expenses
Class A	5,111,457
Class B	8,498,472
Class C	24,373,984
Class IS	2,748,758
Administrative services fee	8,758,989
Transfer agent fees	5,123,346
Trustees' fees and expenses	68,286
Printing and postage expenses	318,450
Custodian and accounting fees	2,542,926
Registration and filing fees	279,088
Professional fees	66,488
Interest expense	2,059
Other	139,773

Total expenses	76,436,885
Less: Expense reductions	(24,593)
Expense reimbursements	(75,986)

Net expenses	76,336,306

Net investment income	126,877,303

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(660,498)
Net change in unrealized gains or losses on securities	(29,069,096)

Net realized and unrealized gains or losses on securities	(29,729,594)

Net increase in net assets resulting from operations	$ 97,147,709

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2004		2003

Operations
Net investment income		$ 126,877,303		$ 152,326,757
Net realized gains or losses on securities		(660,498)		4,913,374
Net change in unrealized gains or losses on securities		(29,069,096)		20,564,205

Net increase in net assets resulting from operations		97,147,709		177,804,336

Distributions to shareholders from
Net investment income
Class A		(52,848,178)		(51,761,015)
Class B		(20,379,065)		(22,211,426)
Class C		(58,394,121)		(64,411,051)
Class I		(90,968,754)		(53,511,855)
Class IS		(34,570,575)		(35,231,464)

Total distributions to shareholders		(257,160,693)		(227,126,811)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	76,705,144	732,685,973	235,939,829	2,280,720,597
Class B	8,084,178	77,203,994	54,475,463	526,872,806
Class C	34,240,416	326,957,230	183,904,272	1,778,758,074
Class I	273,099,787	2,604,819,225	376,277,569	3,635,472,457
Class IS	83,554,998	798,602,225	172,264,853	1,664,704,362

		4,540,268,647		9,886,528,296

Net asset value of shares issued in reinvestment of distributions
Class A	3,913,433	37,313,379	3,871,566	37,422,674
Class B	1,344,292	12,814,867	1,458,419	14,100,950
Class C	2,963,248	28,252,835	3,557,966	34,401,305
Class I	4,698,920	44,771,909	2,973,374	28,733,552
Class IS	1,665,328	15,882,916	1,675,246	16,190,298

		139,035,906		130,848,779

Automatic conversion of Class B shares to Class A shares
Class A	571,925	5,456,677	480,580	4,644,006
Class B	(571,925)	(5,456,677)	(480,580)	(4,644,006)

		0		0

Payment for shares redeemed
Class A	(161,895,048)	(1,544,791,371)	(98,633,477)	(952,939,225)
Class B	(28,483,316)	(271,692,505)	(13,737,881)	(132,733,628)
Class C	(122,705,352)	(1,170,062,460)	(50,057,626)	(483,563,063)
Class I	(273,723,370)	(2,610,890,791)	(138,696,842)	(1,340,138,344)
Class IS	(160,048,745)	(1,528,376,489)	(79,300,604)	(766,230,014)

		(7,125,813,616)		(3,675,604,274)

Net increase (decrease) in net assets resulting from capital share transactions		(2,446,509,063)		6,341,772,801

Total increase (decrease) in net assets		(2,606,522,047)		6,292,450,326
Net assets
Beginning of period		10,101,916,922		3,809,466,596

End of period		$ 7,495,394,875		$ 10,101,916,922

Overdistributed net investment income		$ (7,676,244)		$ (4,056,286)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A shares with investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

NOTES TO FINANCIAL STATEMENTS continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended June 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $75,986. Total amounts subject to recoupment as of June 30, 2004 were $79,666.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2004, EIS received $16,439 from the sale of Class A shares and $1,326, $605,045 and $309,993 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. Government investment securities (excluding short-term securities) were $5,429,121,576 and $2,670,273,114, respectively, for the year ended June 30, 2004.

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $7,625,086,703. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,527,873 and $20,791,463, respectively, with a net unrealized appreciation of $16,736,410.

NOTES TO FINANCIAL STATEMENTS continued

As of June 30, 2004, the Fund had $136,594,308 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2010	2011	2012

$34,064	$275,930	$281,543	$187,870	$426,146	$981,922	$10,210,807	$124,196,026

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2004, the Fund incurred and will elect to defer post-October losses of $70,977,928.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
Overdistributed	Unrealized	Carryover and
Ordinary Income	Appreciation	Post-October Loss

$7,676,244	$16,736,410	$207,572,236

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $257,160,693 and $227,126,811 of ordinary income for the years ended July 31, 2004 and July 31, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2004, the Fund had average borrowings outstanding of $134,985 at a rate of 1.53% and paid interest of $2,059.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the

NOTES TO FINANCIAL STATEMENTS continued

fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund, as of June 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 13, 2004

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566905 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Short Intermediate Bond Fund

Evergreen Short Intermediate Bond Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Short Intermediate Bond Fund, which covers the twelve-month period ended June 30, 2004.

Over the past twelve months, the fixed income markets faced a variety of challenges. Would the improving economy jeopardize performance in the bond market? Was deflation, or inflation, the primary concern of monetary policymakers? How much longer could the Fed remain accommodative? Given all these uncertainties, our research analysts and portfolio managers strove to position fixed income portfolios with appropriate decisions relative to credit quality, duration, and product.

The period began with tremendous volatility within the bond market. The Federal Reserve had previously commented on the possibility of deflation, driving market yields lower in anticipation of even more policy accommodation. Yet in statements to congressional banking committees last July, Fed Chairman Alan Greenspan projected economic growth in excess of 4% during 2004, causing yields to surge as the market attempted to divine the end of low interest rates. Indeed, the yield on the 10-year Treasury surged from a low of 3.1% to a high of 4.6% in just six weeks! The bond market began to stabilize, though, in the second half of 2003 as monetary policymakers made a concerted effort in clarifying their intentions. In a series of missives and speeches, Fed officials repeated their mantra that monetary policy would remain accommodative for a "considerable period."

1

LETTER TO SHAREHOLDERS continued

Perhaps buoyed by the success of these efforts, the Fed continued on its campaign of clarity in 2004. As economic growth strengthened, central bankers altered their stance to claim that they would remain "patient" in their policy accommodation. Yet heightened geopolitical tensions caused a surge of buying during the first quarter, and the yield on the 10-year Treasury once again fell to the 3.75% range. This move was compounded by weakness in the U.S. dollar, which resulted in huge purchases of Treasuries by Asian central banks, seeking to support our currency and by extension, their export-driven economies. This drop in market yields once again proved temporary, though, as traditional signs of sustainable economic growth emerged. Surprisingly strong gains in monthly payrolls and significantly higher gasoline prices increased concerns about inflation, and the 10-year approached 5.0% before settling in the 4.5% range at the end of the period. With little surprise, the Fed finally raised its target for the federal funds rate by 25 basis points at the end of June, and stated that they would remain "measured" in their removal of policy accommodation.

Throughout this period, our fixed income teams attempted to navigate the environment while remaining true to their investment mandates. Our portfolio managers adopted defensive postures in anticipation of higher interest rates, seeking better quality product while altering durations in an effort to limit the potential for principal erosion. In addition, many of our mortgage portfolios performed well, as prepayment risk diminished with the increase in interest rates. Our teams also pursued opportunities within the spread sectors, finding corporate bonds with solid balance sheets and strong earnings potential. Some of these opportunities arose in the lower rated and below investment grade categories, while other portfolio contributions were enhanced by exposure to several foreign currency bonds.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to encourage investors to maintain their diversified, long-term strategies within their fixed income portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q&A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

Average annual return*

1 year with sales charge	-3.61%	-6.04%	-2.22%	N/A	N/A

1 year w/o sales charge	-0.41%	-1.27%	-1.27%	-0.27%	-0.52%

5 year	5.99%	6.00%	6.32%	6.76%	6.49%

10 year	6.20%	6.36%	6.36%	6.58%	6.31%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS shares are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Short Intermediate Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned -0.41% for the twelve-month period ended June 30, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Lehman Brothers Intermediate Government/Credit Index (LBIGCI), returned -0.07%.

The fixed income markets exhibited considerable volatility during the twelve-month period ended June 30, 2004 as interest rates fluctuated with changing expectations about the health of the economy and the potential for rising inflation. Rates rose in the first and fourth quarters and declined in the second and third quarters of the fiscal year. The volatility was most evident in the final three months, when market interest rates backed up on news that new jobs were being created faster than had been expected and that the Federal Reserve was likely to begin tightening monetary policy. The anticipated change in policy by the Federal Reserve finally occurred on the final day of the fiscal year when the fed funds rate was raised from 1.00% to 1.25%. The Fed also indicated the likelihood that it would raise short-term rates further in the months ahead, but gradually rather than quickly. The strengthening of the economy led to improved corporate profits, and the corporate sector was generally the best performing part of the bond market, with lower-rated securities outperforming investment-grade bonds.

At the start of the fiscal year, the portfolio was generally overweighted in corporate securities and benefited when that sector outperformed the market in the third quarter of 2003. In the final quarter, the overweight in corporates was reduced, and profits were taken. To guard against the risks of mortgage prepayments, we focused on those mortgages with more reliable income streams as the year progressed. In general, the sector decisions supported performance. The fund's performance was in line with that of its benchmark, LBIGCI.

At the start of the fiscal year, the portfolio's sensitivity to interest rate changes was neutral to the benchmark LBIGCI. As evidence of continuing economic growth increased the likelihood that interest rates would start rising, we gradually reduced duration -- or sensitivity to changes in interest rates -- beginning in the second quarter of the fiscal year, which coincided with the final quarter of 2003. At the end of the fiscal year, the portfolio's duration was 3.63 years, compared to 3.72 years for the benchmark LBIGCI. Duration management was generally supportive of performance. The decision during the final six months of the fiscal year to have a bar-belled strategy, with overweights in cash and 10-year securities, added to performance.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of June 30, 2004, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS A	2004	2003	2002[1]
Net asset value, beginning of period	$6.33	$6.01	$6.01
Income from investment operations
Net investment income	0.22	0.27	0.02
Net realized and unrealized gains or losses on securities	-0.25	0.34	0
Total from investment operations	-0.03	0.61	0.02
Distributions to shareholders from
Net investment income	-0.24	-0.27	-0.02
Net realized gains	-0.01	-0.02	0
Total distributions to shareholders	-0.25	-0.29	-0.02
Net asset value, end of period	$6.05	$6.33	$6.01
Total return[2]	-0.41%	10.42%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$84,755	$93,989	$75,418
Ratios to average net assets
Expenses[3]	0.74%	0.67%	0.67%[4]
Net investment income	3.62%	4.35%	4.85%[4]
Portfolio turnover rate	149%	132%	138%

[1]   For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS B	2004	2003	2002[1]
Net asset value, beginning of period	$6.33	$6.01	$6.01
Income from investment operations
Net investment income	0.17	0.21	0.02
Net realized and unrealized gains or losses on securities	-0.25	0.35	0
Total from investment operations	-0.08	0.56	0.02
Distributions to shareholders from
Net investment income	-0.19	-0.22	-0.02
Net realized gains	-0.01	-0.02	0
Total distributions to shareholders	-0.20	-0.24	-0.02
Net asset value, end of period	$6.05	$6.33	$6.01
Total return[2]	-1.27%	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$13,664	$21,249	$16,801
Ratios to average net assets
Expenses[3]	1.59%	1.57%	1.57%[4]
Net investment income	2.77%	3.45%	3.94%[4]
Portfolio turnover rate	149%	132%	138%

[1]   For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,
CLASS C	2004	2003	2002[1]
Net asset value, beginning of period	$6.33	$6.01	$6.01
Income from investment operations
Net investment income	0.17	0.21	0.02
Net realized and unrealized gains or losses on securities	-0.25	0.35	0
Total from investment operations	-0.08	0.56	0.02
Distributions to shareholders from
Net investment income	-0.19	-0.22	-0.02
Net realized gains	-0.01	-0.02	0
Total distributions to shareholders	-0.20	-0.24	-0.02
Net asset value, end of period	$6.05	$6.33	$6.01
Total return[2]	-1.27%	9.45%	0.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$30,311	$39,936	$28,833
Ratios to average net assets
Expenses[3]	1.59%	1.57%	1.57%[4]
Net investment income	2.77%	3.44%	3.94%[4]
Portfolio turnover rate	149%	132%	138%

[1]   For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS I	2004	2003	2002[1]	2001	2000	1999
Net asset value, beginning of period	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12
Income from investment operations
Net investment income	0.23	0.28	0.24	0.36	0.37	0.35
Net realized and unrealized gains or losses on securities	-0.25	0.34	-0.03	0.35	0.01	-0.30
Total from investment operations	-0.02	0.62	0.21	0.71	0.38	0.05
Distributions to shareholders from
Net investment income	-0.25	-0.28	-0.23	-0.36	-0.37	-0.35
Net realized gains	-0.01	-0.02	-0.15	0	0	0
Total distributions to shareholders	-0.26	-0.30	-0.38	-0.36	-0.37	-0.35
Net asset value, end of period	$6.05	$6.33	$6.01	$6.18	$5.83	$5.82
Total return	-0.27%	10.54%	3.63%	12.49%	6.82%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,150,215	$1,149,953	$822,835	$513,230	$554,432	$590,927
Ratios to average net assets
Expenses[2]	0.59%	0.57%	0.57%[3]	0.56%	0.52%	0.49%
Net investment income	3.76%	4.44%	5.17%[3]	5.96%	6.52%	5.86%
Portfolio turnover rate	149%	132%	138%	187%	37%	63%

[1]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,			Year Ended September 30,
CLASS IS	2004	2003	2002[1]	2001	2000	1999
Net asset value, beginning of period	$6.33	$6.01	$6.18	$5.83	$5.82	$6.12
Income from investment operations
Net investment income	0.21	0.27	0.22	0.34	0.36	0.33
Net realized and unrealized gains or losses on securities	-0.24	0.34	-0.02	0.35	0.01	-0.30
Total from investment operations	-0.03	0.61	0.20	0.69	0.37	0.03
Distributions to shareholders from
Net investment income	-0.24	-0.27	-0.22	-0.34	-0.36	-0.33
Net realized gains	-0.01	-0.02	-0.15	0	0	0
Total distributions to shareholders	-0.25	-0.29	-0.37	-0.34	-0.36	-0.33
Net asset value, end of period	$6.05	$6.33	$6.01	$6.18	$5.83	$5.82
Total return	-0.52%	10.27%	3.43%	12.21%	6.55%	0.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$17,507	$19,512	$16,601	$14,163	$12,709	$11,590
Ratios to average net assets
Expenses[2]	0.84%	0.83%	0.83%[3]	0.81%	0.78%	0.74%
Net investment income	3.44%	4.22%	4.93%[3]	5.70%	6.26%	5.65%
Portfolio turnover rate	149%	132%	138%	187%	37%	63%

[1]   For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

June 30, 2004

	Principal Amount	Value

ASSET-BACKED SECURITIES 7.1%
Ameriquest Mtge. Securities, Inc., Ser. 2003-8, Class AF5, 4.64%, 10/25/2033	$ 6,230,000	$ 6,056,205
Bank One Issuance Trust, Ser. 2003-1, Class A, 1.36%, 09/15/2010	13,000,000	13,035,347
Chase Credit Card Master Trust:
Ser. 2004-1, Class A, 1.27%, 05/15/2009	18,170,000	18,176,398
Ser. 2004-2, Class A, 1.19%, 09/15/2009	14,000,000	14,000,000
Fleet Credit Card Master Trust I, Ser. 2000-D, Class A, 1.38%, 05/15/2008	12,610,000	12,638,386
Ford Credit Auto Owner Trust, Ser. 2002-A, Class A-3B, 1.36%, 01/15/2006	1,719,844	1,721,257
Master Asset Backed Securities Trust, Ser. 2003-WMC2, Class A3A, FRN, 1.25%, 03/25/2020	3,903,686	3,906,347
Prudential Securities Secured Financing Corp., Ser. 1994-4, Class A1, 8.12%, 02/15/2025	513,161	513,256
Residential Asset Mtge. Products, Inc.:
Ser. 2001-RZ4, Class A5, 5.83%, 11/25/2031	11,000,000	11,264,176
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	5,793,500	5,999,658
Ser. 2002-RZ3, Class A3, 3.71%, 02/25/2029	5,117,856	5,131,206
Total Asset-Backed Securities (cost $92,944,834)		92,442,236
COLLATERALIZED MORTGAGE OBLIGATIONS 22.5%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2009	7,170,252	7,769,504
Banc America Mtge. Securities, Inc., Ser. 2004-F, Class 2A6, 4.19%, 06/25/2034 (h)	10,000,000	9,743,000
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.29%, 10/15/2036 144A	5,000,000	5,449,504
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2001-CKN5, Class A4, 5.43%, 09/15/2034	9,095,000	9,339,325
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,181,941
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 3.04%, 02/20/2021	572,126	570,037
FHLMC:
Ser. 1935, Class FL, 2.14%, 02/15/2027	66,628	66,966
Ser. 2700, Class PC, 4.50%, 09/15/2022	12,489,000	12,633,633
Ser. 2715, Class ND, 4.50%, 03/15/2016	2,738,000	2,699,919
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,076,565
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	12,023,521
Ser. 2780, Class LD, 5.00%, 03/15/2029	5,508,000	5,434,091
Ser. 2781, Class P, 5.00%, 06/15/2029	8,740,000	8,639,775
Ser. T-57, Class 1A2, 7.00%, 07/25/2043	4,862,170	5,153,779
FNMA:
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	11,040,000	11,435,690
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	11,835,000	12,233,186
Ser. 2001-T7, Class A1, 7.50%, 02/25/2041	12,796,648	13,720,374
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	3,172,356	3,355,172
Ser. 2002-2, Class MG, 6.00%, 02/25/2017	11,495,000	11,943,145
Ser. 2002-9, Class PC, 6.00%, 03/25/2017	10,165,000	10,617,564
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	5,389,184	5,712,541
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,828,267	3,032,426
Ser. 2002-T18, Class A4, 7.50%, 08/25/2042	12,871,336	13,800,453
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	9,106,142	9,652,519
Ser. 2003-W19, Class A5, 5.50%, 11/25/2033	10,690,000	10,778,183
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
FNMA: continued
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	$ 11,323,113	$ 12,092,463
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	10,635,925	11,253,739
Fund America Investors Corp., Ser. 1993-A, Class A5, 3.66%, 06/25/2023	1,451,554	1,482,198
GNMA, Ser. 2004-30, Class PC, 5.00%, 11/20/2030	10,000,000	9,802,992
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	4,738,468	5,129,440
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	8,880,000	9,753,906
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	7,650,000	7,224,380
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	454,400	454,961
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	8,320,000	8,941,121
Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	11,820,000	11,262,638
Perpetual Savings Bank, Ser. 1990-1, Class 1, 3.34%, 03/01/2020	2,799,695	2,853,992
Total Collateralized Mortgage Obligations (cost $296,205,947)		291,314,643
CORPORATE BONDS 39.8%
CONSUMER DISCRETIONARY 3.4%
Automobiles 0.6%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	1,240,000	1,355,382
Ford Motor Co., 5.80%, 01/12/2009	1,275,000	1,288,250
General Motors Corp., 7.20%, 01/15/2011	4,800,000	5,035,944
7,679,576
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp., 5.95%, 01/15/2008	5,500,000	5,898,299
Media 1.3%
Comcast Cable Communications Corp., 6.75%, 01/30/2011	5,300,000	5,726,756
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	10,822,380
16,549,136
Multi-line Retail 1.1%
May Department Stores Co.:
7.15%, 08/15/2004	9,230,000	9,277,193
7.45%, 09/15/2011	4,270,000	4,784,936
14,062,129
CONSUMER STAPLES 4.1%
Beverages 1.8%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	7,100,000	7,501,839
Bottling Group LLC, 5.00%, 11/15/2013	9,500,000	9,349,643
Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,437,232
23,288,714
Food & Staples Retailing 1.5%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,697,293
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	10,000,000	11,162,730
18,860,023
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 0.8%
General Mills, Inc., 6.00%, 02/15/2012	$ 10,000,000	$ 10,487,250
ENERGY 0.9%
Oil & Gas 0.9%
Conoco Funding Co., 5.45%, 10/15/2006	5,900,000	6,179,035
Union Pacific Resources Group, Inc., 6.75%, 05/15/2008	5,635,000	6,162,723
12,341,758
FINANCIALS 21.4%
Capital Markets 5.5%
Alliance Capital Management LP, 5.625%, 08/15/2006	9,300,000	9,732,729
Bank of New York Co., Inc.:
4.14%, 08/02/2007	3,000,000	3,014,625
7.30%, 12/01/2009	5,000,000	5,679,745
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	11,000,000	10,737,529
7.35%, 10/01/2009	790,000	888,194
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,798,675
Lehman Brothers Holdings, Inc., 3.50%, 08/07/2008	12,000,000	11,646,000
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,804,540
5.36%, 02/01/2007	6,935,000	7,296,251
Morgan Stanley Co., Inc.:
3.625%, 04/01/2008	3,000,000	2,950,809
3.875%, 01/15/2009	4,000,000	3,898,428
71,447,525
Commercial Banks 3.8%
Bank America Corp., 4.375%, 12/01/2010	9,250,000	9,028,009
National City Bank, 6.20%, 12/15/2011	2,475,000	2,642,303
PNC Funding Corp.:
5.75%, 08/01/2006	8,000,000	8,411,168
6.125%, 02/15/2009	3,400,000	3,629,636
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,632,175
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,050,453
Wells Fargo & Co.:
6.25%, 04/15/2008	6,000,000	6,461,646
6.875%, 04/01/2006	6,050,000	6,455,925
49,311,315
Consumer Finance 5.1%
American Express Co., 4.875%, 07/15/2013	8,000,000	7,776,896
Ford Motor Credit Co., 7.375%, 10/28/2009	11,210,000	11,976,753
FPL Group Capital, Inc., 3.25%, 04/11/2006	4,300,000	4,315,041
Franchise Finance Corporation of America, 7.875%, 11/30/2005	6,500,000	6,974,351
GMAC:
6.875%, 09/15/2011	5,600,000	5,749,755
6.875%, 08/28/2012	3,400,000	3,464,029
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
Household Finance Corp.:
6.40%, 06/17/2008	$ 12,290,000	$ 13,232,262
6.50%, 11/15/2008	2,475,000	2,676,668
International Lease Finance Corp., 4.375%, 12/15/2005	5,000,000	5,116,190
USAA Capital Corp., 5.59%, 12/20/2006 144A	4,350,000	4,588,167
65,870,112
Diversified Financial Services 1.2%
Citigroup, Inc., 3.50%, 02/01/2008	3,160,000	3,119,119
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,176,241
15,295,360
Insurance 0.8%
Genworth Financial, Inc., 4.75%, 06/15/2009	8,000,000	8,082,376
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	2,175,000	2,269,456
10,351,832
Real Estate 2.1%
Carramerica Realty Corp., 3.625%, 04/01/2009	8,500,000	8,059,173
Duke Realty LP:
3.35%, 01/15/2008 REIT	10,000,000	9,734,370
7.05%, 03/01/2006 REIT	2,500,000	2,622,932
EOP Operating LP, 7.00%, 07/15/2011	6,300,000	6,876,053
Simon Property Group, Inc., 6.875%, 10/27/2005 REIT	450,000	470,968
27,763,496
Thrifts & Mortgage Finance 2.9%
American General Finance Corp.:
4.50%, 11/15/2007	5,000,000	5,082,660
5.91%, 06/12/2006	1,000,000	1,050,611
6.10%, 05/22/2006	10,500,000	11,068,911
Golden West Financial Corp.:
4.125%, 08/15/2007	5,050,000	5,114,615
5.50%, 08/08/2006	3,300,000	3,464,927
Washington Mutual, Inc.:
5.625%, 01/15/2007	3,925,000	4,108,463
6.875%, 06/15/2011	6,850,000	7,509,018
37,399,205
INDUSTRIALS 2.4%
Aerospace & Defense 1.4%
General Dynamics Corp., 4.50%, 08/15/2010	12,000,000	11,959,164
McDonnell Douglas Corp., 6.875%, 11/01/2006	5,755,000	6,161,959
18,121,123
Machinery 0.4%
Ingersoll Rand Co., 6.25%, 05/15/2006	4,750,000	5,015,216
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	$ 7,725,000	$ 8,046,507
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.7%
SBC Communications, Inc., 6.25%, 03/15/2011	8,500,000	9,056,461
MATERIALS 2.0%
Chemicals 0.2%
Dow Chemical Co., 8.625%, 04/01/2006	3,000,000	3,270,798
Paper & Forest Products 1.8%
International Paper Co., 5.85%, 10/30/2012	13,000,000	13,225,485
Weyerhaeuser Co., 6.75%, 03/15/2012	8,900,000	9,652,833
22,878,318
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.5%
Bellsouth Corp., 6.00%, 10/15/2011	7,900,000	8,316,133
SBC Communications, Inc., 5.875%, 02/01/2012	1,100,000	1,133,992
Verizon Global Funding Corp., 6.125%, 06/15/2007	6,500,000	6,931,795
Verizon New York, Inc., Ser. A, 6.875%, 04/01/2012	2,550,000	2,738,006
19,119,926
Wireless Telecommunications Services 1.4%
AT&T Wireless Services, Inc., 8.125%, 05/01/2012	4,075,000	4,718,300
Vodafone Group plc, 7.75%, 02/15/2010	11,525,000	13,229,766
17,948,066
UTILITIES 2.0%
Electric Utilities 1.5%
Progress Energy, Inc., 6.85%, 04/15/2012	12,300,000	13,311,798
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,699,977
20,011,775
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,300,000	4,477,405
Multi-Utilities & Unregulated Power 0.1%
Scana Corp., MTN, 7.44%, 10/19/2004	1,000,000	1,015,664
Total Corporate Bonds (cost $506,317,604)		515,566,989
MORTGAGE-BACKED SECURITIES 16.3%
FHLMC:
4.50%, 04/15/2017	8,218,000	7,973,362
5.00%, TBA #	22,775,000	21,984,981
6.50%, 07/01/2004	1,388	1,392
6.98%, 10/01/2010 (h)	15,877,281	17,572,974
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2004

	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
3.19%, 06/01/2017	$ 17,424	$ 17,720
4.44%, 04/01/2013	2,407,987	2,345,426
4.50%, TBA #	25,965,000	25,372,686
4.83%, 02/01/2013	11,579,629	11,535,432
5.00%, TBA #	5,415,000	5,421,769
6.00%, 08/01/2013-06/01/2017	14,512,996	15,172,602
6.08%, 10/01/2008	15,354,637	16,363,541
6.29%, 06/01/2011	3,467,272	3,755,835
6.37%, 01/01/2008	2,201,562	2,351,295
6.50%, 07/01/2013-08/01/2017	5,601,940	5,922,762
6.79%, 12/01/2007	2,684,155	2,891,360
6.82%, 12/01/2007	6,267,017	6,735,829
6.875%, 01/01/2007	3,819,586	4,063,884
6.95%, 10/01/2006	7,532,227	7,963,648
7.00%, 08/01/2032	4,390,131	4,634,762
7.09%, 07/01/2009	2,847,345	3,153,460
7.14%, 07/01/2009	9,462,173	10,407,303
7.20%, 12/01/2006-11/01/2007	7,257,685	7,796,387
7.32%, 12/01/2010	4,579,430	5,165,270
7.44%, 07/01/2009	11,700,000	12,772,619
7.50%, 02/25/2029-03/01/2032	6,585,261	7,060,524
GNMA, 8.05%, 06/15/2019-10/15/2020	2,500,896	2,761,131
Total Mortgage-Backed Securities (cost $211,782,956)		211,197,954
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.2%
FFCB, MTN, 5.75%, 09/01/2005	1,080,000	1,121,816
FHLB:
5.575%, 02/17/2009	1,000,000	1,063,833
8.09%, 12/28/2004	1,030,000	1,062,339
Total U.S. Government & Agency Obligations (cost $3,059,480)		3,247,988
U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds, 7.50%, 11/15/2016	23,480,000	28,952,859
U.S. Treasury Notes:
2.00%, 08/31/2005	26,500,000	26,450,339
3.125%, 05/15/2007 ##	40,600,000	40,612,708
5.00%, 08/15/2011 ##	16,105,000	16,817,775
Total U.S. Treasury Obligations (cost $114,024,274)		112,833,681

	Shares	Value

SHORT-TERM INVESTMENTS 8.2%
MUTUAL FUND SHARES 8.2%
Evergreen Institutional Money Market Fund (o) (cost $106,747,442)	106,747,442	106,747,442
Total Investments (cost $1,331,082,537) 102.8%		1,333,350,933
Other Assets and Liabilities (2.8%)		(36,900,291)
Net Assets 100.0%		$ 1,296,450,642
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2004

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations:
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004

Assets
Investments in securities, at value (cost $1,331,082,537)	$ 1,333,350,933
Receivable for securities sold	20,123,468
Receivable for Fund shares sold	380,512
Interest receivable	11,594,453
Prepaid expenses and other assets	85,469

Total assets	1,365,534,835

Liabilities
Dividends payable	2,948,384
Payable for securities purchased	64,506,728
Payable for Fund shares redeemed	1,535,598
Advisory fee payable	5,194
Due to other related parties	9,441
Accrued expenses and other liabilities	78,848

Total liabilities	69,084,193

Net assets	$ 1,296,450,642

Net assets represented by
Paid-in capital	$ 1,302,012,277
Overdistributed net investment income	(602,969)
Accumulated net realized losses on securities	(7,227,062)
Net unrealized gains on securities	2,268,396

Total net assets	$ 1,296,450,642

Net assets consists of
Class A	$ 84,754,600
Class B	13,664,029
Class C	30,310,673
Class I	1,150,214,535
Class IS	17,506,805

Total net assets	$ 1,296,450,642

Shares outstanding
Class A	14,014,978
Class B	2,259,485
Class C	5,012,124
Class I	190,204,715
Class IS	2,894,900

Net asset value per share
Class A	$ 6.05
Class A -- Offering price (based on sales charge of 3.25%)	$ 6.25
Class B	$ 6.05
Class C	$ 6.05
Class I	$ 6.05
Class IS	$ 6.05

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended June 30, 2004

Investment income
Interest	$ 56,301,430

Expenses
Advisory fee	5,319,866
Distribution Plan expenses
Class A	266,674
Class B	169,554
Class C	350,927
Class IS	47,099
Administrative services fee	1,293,301
Transfer agent fees	432,701
Trustees' fees and expenses	44,062
Printing and postage expenses	53,706
Custodian and accounting fees	351,026
Registration and filing fees	57,276
Professional fees	29,178
Other	74,476

Total expenses	8,489,846
Less: Expense reductions	(4,361)
Expense reimbursements	(137,846)

Net expenses	8,347,639

Net investment income	47,953,791

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,920,059
Net change in unrealized gains or losses on securities	(58,525,641)

Net realized and unrealized gains or losses on securities	(53,605,582)

Net decrease in net assets resulting from operations	$ (5,651,791)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,
	2004		2003

Operations
Net investment income		$ 47,953,791		$ 49,433,911
Net realized gains on securites		4,920,059		21,379,993
Net change in unrealized gains or losses on securities		(58,525,641)		40,245,804

Net increase (decrease) in net assets resulting from operations		(5,651,791)		111,059,708

Distributions to shareholders from
Net investment income
Class A		(3,527,681)		(3,906,393)
Class B		(527,707)		(714,508)
Class C		(1,091,828)		(1,330,780)
Class I		(46,587,908)		(43,576,665)
Class IS		(728,612)		(948,831)
Net realized gains
Class A		(127,138)		(272,488)
Class B		(24,526)		(64,248)
Class C		(50,528)		(121,081)
Class I		(1,610,757)		(3,001,491)
Class IS		(28,118)		(74,469)

Total distributions to shareholders		(54,304,803)		(54,010,954)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,044,247	24,862,768	7,486,095	46,091,121
Class B	396,112	2,432,519	1,609,373	9,916,577
Class C	862,086	5,317,566	3,899,835	24,010,148
Class I	57,369,387	353,671,299	100,523,031	623,379,718
Class IS	1,652,916	9,688,811	3,923,380	24,194,515

		395,972,963		727,592,079

Net asset value of shares issued in reinvestment of distributions
Class A	489,896	3,013,810	559,263	3,468,672
Class B	65,108	400,605	95,356	591,164
Class C	127,688	785,641	164,047	1,017,245
Class I	1,987,142	12,223,958	2,599,489	16,094,071
Class IS	71,484	439,783	109,463	678,973

		16,863,797		21,850,125

Automatic conversion of Class B shares to Class A shares
Class A	218,713	1,351,137	388,455	2,403,892
Class B	(218,713)	(1,351,137)	(388,455)	(2,403,892)

		0		0

Payment for shares redeemed
Class A	(5,580,733)	(34,417,513)	(6,130,244)	(37,823,488)
Class B	(1,338,620)	(8,241,199)	(754,164)	(4,675,152)
Class C	(2,284,308)	(14,058,755)	(2,551,376)	(15,786,903)
Class I	(50,757,191)	(312,578,763)	(58,334,705)	(361,027,073)
Class IS	(1,910,980)	(11,773,165)	(3,711,561)	(23,027,014)

		(381,069,395)		(442,339,630)

Net increase in net assets resulting from capital share transactions		31,767,365		307,102,574

Total increase (decrease) in net assets		(28,189,229)		364,151,328
Net assets
Beginning of period		1,324,639,871		960,488,543

End of period		$ 1,296,450,642		$ 1,324,639,871

Overdistributed net investment income		$ (602,969)		$ (797,446)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A shares with investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and

21

NOTES TO FINANCIAL STATEMENTS continued

begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.42% of the Fund's average daily net assets.

22

NOTES TO FINANCIAL STATEMENTS continued

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended June 30, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $137,846 which represents 0.16% of the average daily net assets of Class A shares. Total amounts subject to recoupment as of June 30, 2004 were $344,803.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2004, EIS received $305 from the sale of Class A shares and $10,092 and $4,187 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended June 30, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$1,545,480,205	$414,498,168	$1,538,885,914	$286,318,868

23

NOTES TO FINANCIAL STATEMENTS continued

On June 30, 2004, the aggregate cost of securities for federal income tax purposes was $1,333,049,636. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,576,463 and $14,275,166, respectively, with a net unrealized appreciation of $301,297.

As of June 30, 2004, the Fund had $5,259,963 in capital loss carryovers for federal income tax purposes with $3,905,983 expiring in 2007 and $1,353,980 expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$602,969	$301,297	$5,259,963

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended June 30,
	2004	2003

Ordinary Income	$ 52,525,793	$ 53,587,637
Long-term Capital Gain	1,779,010	423,317

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

24

NOTES TO FINANCIAL STATEMENTS continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended June 30, 2004, the Fund had no borrowings under this agreement.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. SUBSEQUENT EVENT

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period December 2000, through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen

25

NOTES TO FINANCIAL STATEMENTS continued

Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of Evergreen Select Fixed Income Trust, as of June 30, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund, as of June 30, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 13, 2004

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,779,010 for the fiscal year ended June 30, 2004.

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

566904 rv1   8/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the X series of the Registrant's annual financial statements for the fiscal years ended June 30, 2003 and June 30, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004

Audit fees	$66,532	$76,997

Audit-related fees (1)	889	0
Audit and audit-related fees	67,421	76,997

Tax fees (2)	12,938	5,679

All other fees	0	0

Total fees	$80,359	$82,676
(1) Audit-related fees consists principally of fees for interfund lending procedures.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004. Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,
Principal Executive Officer
Date: August 25, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 25, 2004